UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-06569

Exact name of registrant as specified in charter:	Ivy Funds

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2024

Item 1. Reports to Stockholders

Semiannual report

Ivy Funds

Delaware Ivy Government Securities Fund

Delaware Ivy High Yield Fund

Delaware Ivy Multi-Asset Income Fund

Delaware Ivy Total Return Bond Fund

March 31, 2024

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Funds at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Funds are governed by US laws and regulations.

This semiannual report is for the information of Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy Multi-Asset Income Fund, and Delaware Ivy Total Return Bond Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the applicable fund's current prospectus or summary prospectus. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of March 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested. All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2023 to March 31, 2024.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy Government Securities Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,049.60	0.89%	$ 4.56
Class C	1,000.00	1,043.40	1.64%	8.38
Class I	1,000.00	1,050.90	0.64%	3.28
Class R6	1,000.00	1,051.30	0.57%	2.92
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,020.55	0.89%	$ 4.50
Class C	1,000.00	1,016.80	1.64%	8.27
Class I	1,000.00	1,021.80	0.64%	3.23
Class R6	1,000.00	1,022.15	0.57%	2.88

Delaware Ivy High Yield Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,083.20	0.97%	$ 5.05
Class I	1,000.00	1,085.10	0.72%	3.75
Class R6	1,000.00	1,084.60	0.69%	3.60
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,020.15	0.97%	$ 4.90
Class I	1,000.00	1,021.40	0.72%	3.64
Class R6	1,000.00	1,021.55	0.69%	3.49

Disclosure of Fund expenses

Delaware Ivy Multi-Asset Income Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,099.40	1.00%	$ 5.25
Class C	1,000.00	1,095.10	1.75%	9.17
Class I	1,000.00	1,100.60	0.75%	3.94
Class R6	1,000.00	1,101.30	0.71%	3.73
Class Y	1,000.00	1,099.30	1.00%	5.25
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,020.00	1.00%	$ 5.05
Class C	1,000.00	1,016.25	1.75%	8.82
Class I	1,000.00	1,021.25	0.75%	3.79
Class R6	1,000.00	1,021.45	0.71%	3.59
Class Y	1,000.00	1,020.00	1.00%	5.05

Delaware Ivy Total Return Bond Fund
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/23 to
	10/1/23	3/31/24	Ratio	3/31/24*
Actual Fund return†
Class A	$ 1,000.00	$ 1,067.60	1.21%	$ 6.25
Class C	1,000.00	1,063.00	1.96%	10.11
Class I	1,000.00	1,068.80	0.96%	4.97
Class R6	1,000.00	1,069.70	0.89%	4.61
Hypothetical 5% return (5% return before expenses)
Class A	$ 1,000.00	$ 1,018.95	1.21%	$ 6.11
Class C	1,000.00	1,015.20	1.96%	9.87
Class I	1,000.00	1,020.20	0.96%	4.85
Class R6	1,000.00	1,020.55	0.89%	4.50

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Funds’ expenses reflected above and on the previous page, each Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds, in which it invests. The tables above and on the previous page do not reflect the expenses of any Underlying Funds.

Security type / sector allocations

Delaware Ivy Government Securities Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	1.86%
Agency Commercial Mortgage-Backed Securities	2.60%
Agency Mortgage-Backed Securities	44.37%
Agency Obligations	1.54%
US Treasury Obligations	47.97%
Short-Term Investments	2.65%
Total Value of Securities	100.99%
Liabilities Net of Receivables and Other Assets	(0.99)%
Total Net Assets	100.00%

Security type / sector allocations

Delaware Ivy High Yield Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Corporate Bonds	101.70%
Automotive	0.74%
Banking	1.55%
Basic Industry	9.09%
Capital Goods	6.57%
Consumer Goods	1.50%
Electric	3.18%
Energy	13.42%
Financial Services	3.37%
Healthcare	9.53%
Insurance	5.81%
Leisure	8.72%
Media	11.13%
Retail	5.25%
Services	5.33%
Technology & Electronics	5.84%
Telecommunications	9.83%
Transportation	0.84%
Total Value of Securities	101.70%
Liabilities Net of Receivables and Other Assets	(1.70)%
Total Net Assets	100.00%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Multi-Asset Income Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	3.70%
Convertible Bond	1.01%
Corporate Bonds	30.20%
Banking	1.90%
Basic Industry	1.29%
Brokerage	0.45%
Capital Goods	3.56%
Communications	5.53%
Consumer Cyclical	3.95%
Consumer Non-Cyclical	2.80%
Electric	1.74%
Energy	4.02%
Finance Companies	0.49%
Financials	0.13%
Insurance	1.86%
Real Estate Investment Trusts	0.10%
Technology	2.32%
Transportation	0.06%
Non-Agency Commercial Mortgage-Backed Securities	0.93%
Loan Agreements	0.46%
US Treasury Obligations	1.12%
Common Stocks	54.48%
Basic Industry	0.61%
Capital Goods	0.49%
Consumer Cyclical	0.07%
Consumer Discretionary	4.27%
Consumer Non-Cyclical	7.57%
Consumer Staples	6.17%
Energy	3.58%
Financial Services	1.11%
Healthcare	1.35%
Home Builders	0.09%
Industrials	5.80%
Integrated Telecommunication Services	0.01%
Materials	4.95%
Real Estate	1.03%
Real Estate Operating Companies/Developer	0.54%
REIT Diversified	1.07%
REIT Healthcare	0.44%
REIT Industrial	1.53%
REIT Information Technology	1.32%
REIT Lodging	0.26%
REIT Mall	0.21%
REIT Manufactured Housing	0.46%
REIT Multifamily	1.48%
REIT Office	0.37%
REIT Retail	0.28%
REIT Self-Storage	0.52%
REIT Shopping Center	0.82%
REIT Single Tenant	0.39%
REIT Specialty	0.50%
Technology	1.85%
Utilities	5.34%
Preferred Stocks	0.77%
Exchange-Traded Funds	5.79%
Master Limited Partnerships	0.30%
Warrants	0.02%
Short-Term Investments	0.56%
Total Value of Securities	99.34%
Receivables and Other Assets Net of Liabilities	0.66%
Total Net Assets	100.00%

Security type / sector allocations and top 10 equity holdings

Delaware Ivy Multi-Asset Income Fund

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
SAP	1.21%
Koninklijke Ahold Delhaize	1.20%
Nestle	1.10%
Unilever	1.09%
Diageo	1.05%
Clorox	0.86%
Air Liquide	0.85%
Amadeus IT Group	0.83%
Smith & Nephew	0.82%
Welltower	0.79%

Security type / sector allocations

Delaware Ivy Total Return Bond Fund

As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Mortgage-Backed Securities	14.02%
Corporate Bonds	40.97%
Banking	13.05%
Basic Industry	1.06%
Brokerage	0.69%
Capital Goods	0.82%
Communications	2.61%
Consumer Cyclical	0.88%
Consumer Non-Cyclical	1.38%
Electric	5.76%
Energy	5.29%
Finance Companies	2.20%
Industrials	0.83%
Insurance	2.52%
Natural Gas	0.38%
Real Estate Investment Trusts	1.46%
Technology	1.22%
Transportation	0.82%
Government Agency Obligation	0.92%
Sovereign Bonds	34.30%
Australia	1.45%
Belgium	0.70%
Bermuda	0.80%
Brazil	0.32%
Chile	0.80%
Dominican Republic	0.83%
Finland	0.04%
France	0.39%
Georgia	0.78%
Germany	5.23%
Indonesia	1.65%
Italy	4.29%
Ivory Coast	1.46%
Japan	2.23%
Netherlands	2.88%
Paraguay	1.25%
Poland	1.36%
Serbia	0.74%
Spain	1.81%
United Kingdom	5.07%
Uruguay	0.22%
Supranational Banks	1.78%
US Treasury Obligations	5.76%
Options Purchased	0.01%
Total Value of Securities Before Options Written	97.76%
Options Written	0.00%
Receivables and Other Assets Net of Liabilities	2.24%
Total Net Assets	100.00%

Schedules of investments

Delaware Ivy Government Securities Fund

March 31, 2024 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 1.86%
Freddie Mac REMICs
Series 4568 DA 3.00% 4/15/46	759,772	$686,226
Series 4764 PA 3.00% 10/15/45	296,717	283,472
Series 4922 PA 2.50% 7/25/49	681,739	586,621
GNMA
Series 2004-31 ZB 5.00% 4/20/34	780,115	774,454
Total Agency Collateralized Mortgage Obligations
(cost $2,610,729)		2,330,773

Agency Commercial Mortgage-Backed Securities — 2.60%
Fannie Mae - Aces
Series 2016-M6 A2 2.488% 5/25/26	1,593,372	1,515,398
Freddie Mac Multifamily Structured Pass Through Certificates
Series K068 X1 0.417% 8/25/27 t, •	63,456,885	778,546
Series K729 A2 3.136% 10/25/24 t	849,107	837,181
Series KW02 A1 2.896% 4/25/26 t	137,215	133,219
Total Agency Commercial Mortgage-Backed Securities
(cost $3,443,116)		3,264,344

Agency Mortgage-Backed Securities — 44.37%
Fannie Mae S.F. 20 yr
4.00% 12/1/31	381,175	369,554
4.00% 8/1/42	169,501	159,566
4.00% 9/1/42	415,690	390,647
5.50% 8/1/43	725,193	729,030
Fannie Mae S.F. 30 yr
2.00% 3/1/51	1,085,960	862,674
2.50% 11/1/51	848,178	705,849
2.50% 1/1/52	1,150,712	953,762
2.50% 2/1/52	3,198,742	2,663,741
3.00% 8/1/49	1,666,528	1,465,525
3.00% 10/1/49	537,887	467,228
3.00% 3/1/50	3,187,644	2,796,553
3.50% 6/1/52	3,706,812	3,319,412
3.50% 9/1/52	1,340,000	1,209,634
4.00% 6/1/52	1,371,624	1,272,253
4.00% 9/1/52	268,430	248,955
4.50% 4/1/50	831,555	806,502
4.50% 10/1/52	1,491,985	1,420,712
4.50% 12/1/52	292,793	278,807
4.50% 2/1/53	781,021	743,711
5.50% 10/1/52	1,210,375	1,206,986
5.50% 11/1/52	1,010,468	1,013,613
5.50% 12/1/52	226,198	225,486
5.50% 3/1/53	2,912,348	2,898,946
6.00% 12/1/52	2,139,963	2,165,160
Freddie Mac S.F. 30 yr
2.00% 3/1/52	2,160,886	1,711,456
2.50% 2/1/52	3,897,306	3,243,939
3.50% 6/1/47	902,088	822,482
3.50% 4/1/52	1,739,561	1,565,622
4.00% 8/1/52	435,595	405,874
4.00% 9/1/52	1,763,385	1,638,483
4.50% 9/1/52	3,567,606	3,407,390
4.50% 10/1/52	1,501,558	1,429,828
5.00% 6/1/53	4,489,160	4,380,840
5.50% 9/1/52	2,528,664	2,557,648
5.50% 11/1/52	987,194	987,920
5.50% 3/1/53	1,709,418	1,716,094
GNMA II S.F. 30 yr
3.00% 1/20/52	540,596	476,701
5.50% 5/20/53	1,687,239	1,686,129
6.00% 5/20/53	1,367,675	1,385,141
Total Agency Mortgage-Backed Securities
(cost $56,933,871)		55,789,853

Agency Obligations — 1.54%
Federal Home Loan Mortgage
4.00% 2/28/25	980,000	970,182
4.20% 8/28/25	980,000	969,664
Total Agency Obligations
(cost $1,960,000)		1,939,846

US Treasury Obligations — 47.97%
US Treasury Bonds
1.375% 11/15/40	465,000	299,171
1.375% 8/15/50	600,000	317,039
1.875% 2/15/41	565,000	394,065
2.50% 2/15/45	8,215,000	6,009,946
4.125% 8/15/53	2,755,000	2,648,674
4.50% 8/15/39	2,270,000	2,326,484
US Treasury Floating Rate Note
5.545% (USBMMY3M + 0.25% ) 1/31/26 •	2,025,000	2,027,282
US Treasury Notes
1.125% 2/15/31	2,385,000	1,956,352
1.625% 2/15/26	723,000	683,800
2.875% 8/15/28	1,345,000	1,270,289
3.50% 1/31/30	1,350,000	1,299,296
3.75% 12/31/28	3,215,000	3,146,995
3.875% 12/31/29	1,700,000	1,669,520
4.00% 10/31/29	7,780,000	7,689,740

	Principal amount°	Value (US $)
US Treasury Obligations (continued)
US Treasury Notes
4.125% 10/31/27	1,750,000	$1,736,465
4.125% 11/15/32	7,680,000	7,628,850
4.25% 3/15/27	9,725,000	9,680,934
4.25% 2/28/29	7,375,000	7,385,948
4.50% 11/15/33	2,100,000	2,147,086
Total US Treasury Obligations
(cost $61,509,602)		60,317,936

	Number of
	shares
Short-Term Investments — 2.65%
Money Market Mutual Funds — 2.65%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	834,022	834,022
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	834,022	834,022
Goldman Sachs Financial Square Government Fund –Institutional Shares (seven-day effective yield 5.34%)	834,022	834,022
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	834,022	834,022
Total Short-Term Investments
(cost $3,336,088)		3,336,088
Total Value of Securities—100.99%
(cost $129,793,406)		$126,978,840
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Schedules of investments

Delaware Ivy Government Securities Fund

The following futures contracts were outstanding at March 31, 2024:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
30	US Treasury 2 yr Notes	$6,134,531	$6,139,524	6/28/24	$—	$(4,993)	$(6,094)
87	US Treasury 5 yr Notes	9,310,360	9,299,011	6/28/24	11,349	—	(10,194)
23	US Treasury 10 yr Notes	2,548,328	2,537,042	6/18/24	11,286	—	(1,797)
15	US Treasury 10 yr Ultra Notes	1,719,141	1,702,529	6/18/24	16,612	—	234
Total Futures Contracts			$19,678,106		$39,247	$(4,993)	$(17,851)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

GNMA – Government National Mortgage Association

S.F. – Single Family

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund

March 31, 2024 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds — 101.70%
Automotive — 0.74%
Goodyear Tire & Rubber 5.25% 7/15/31	170,000	$155,077
Wand NewCo 3 144A 7.625% 1/30/32 #	40,000	41,402
		196,479
Banking — 1.55%
Bank of Montreal 7.70% 5/26/84 μ	200,000	202,850
Barclays 9.625% 12/15/29 μ, y	200,000	212,581
		415,431
Basic Industry — 9.09%
Arsenal AIC Parent 144A 8.00% 10/1/30 #	100,000	105,113
Cleveland-Cliffs 144A 7.00% 3/15/32 #	200,000	202,890
CP Atlas Buyer 144A 7.00% 12/1/28 #	180,000	169,165
First Quantum Minerals 144A 8.625% 6/1/31 #	260,000	253,066
FMG Resources August 2006 144A 5.875% 4/15/30 #	220,000	216,652
NOVA Chemicals 144A 8.50%11/15/28 #	220,000	234,436
Novelis 144A 4.75% 1/30/30 #	340,000	313,976
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	213,293
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	340,000	311,736
Standard Industries 144A 3.375% 1/15/31 #	310,000	260,259
Vibrantz Technologies 144A 9.00% 2/15/30 #	165,000	152,559
		2,433,145
Capital Goods — 6.57%
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	200,000	161,427
Bombardier
144A 6.00% 2/15/28 #	141,000	138,853
144A 7.25% 7/1/31 #	65,000	65,214
144A 7.50% 2/1/29 #	115,000	118,548
144A 8.75% 11/15/30 #	60,000	64,142
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	50,000	50,011
144A 8.75% 4/15/30 #	135,000	132,784
Esab 144A 6.25% 4/15/29 #	55,000	55,326
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	350,000	356,825
144A 9.25% 4/15/27 #	105,000	104,282
Sealed Air 144A 5.00% 4/15/29 #	140,000	134,528
TransDigm
144A 6.625% 3/1/32 #	105,000	106,212
144A 6.875% 12/15/30 #	265,000	270,431
		1,758,583
Consumer Goods — 1.50%
Acushnet 144A 7.375% 10/15/28 #	97,000	100,603
Cerdia Finanz 144A 10.50% 2/15/27 #	165,000	171,906
Fiesta Purchaser 144A 7.875% 3/1/31 #	125,000	129,184
		401,693
Electric — 3.18%
Calpine
144A 4.625% 2/1/29 #	50,000	46,327
144A 5.125% 3/15/28 #	275,000	264,162
Vistra
144A 7.00% 12/15/26 #, µ, y	365,000	361,767
144A 8.00% 10/15/26 #, µ, y	175,000	179,251
		851,507
Energy — 13.42%
Ascent Resources Utica Holdings 144A 5.875% 6/30/29 #	270,000	257,675
Callon Petroleum
144A 7.50% 6/15/30 #	125,000	132,576
144A 8.00% 8/1/28 #	335,000	351,326
Civitas Resources 144A 8.625% 11/1/30 #	155,000	166,542
EQM Midstream Partners 144A 4.75% 1/15/31 #	359,000	334,186
Genesis Energy
7.75% 2/1/28	135,000	135,782
8.00% 1/15/27	49,000	49,614
Hilcorp Energy I
144A 6.00% 4/15/30 #	170,000	166,606
144A 6.00% 2/1/31 #	30,000	29,282
144A 6.25% 4/15/32 #	138,000	136,207
Kodiak Gas Services 144A 7.25% 2/15/29 #	80,000	81,540
Murphy Oil 6.375% 7/15/28	288,000	290,129
Nabors Industries
144A 7.25% 1/15/26 #	37,000	36,796
144A 9.125% 1/31/30 #	110,000	114,455
Southwestern Energy
5.375% 2/1/29	108,000	104,990

Schedules of investments

Delaware Ivy High Yield Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Southwestern Energy
5.375% 3/15/30	269,000	$259,152
Transocean 144A 8.00% 2/1/27 #	220,000	218,516
USA Compression Partners
6.875% 9/1/27	60,000	60,180
144A 7.125% 3/15/29 #	70,000	70,916
Vital Energy
144A 7.75% 7/31/29 #	280,000	282,533
144A 7.875% 4/15/32 #	55,000	55,916
Weatherford International 144A 8.625% 4/30/30 #	245,000	255,974
		3,590,893
Financial Services — 3.37%
AerCap Holdings 5.875% 10/10/79 µ	399,000	396,449
Air Lease 4.65% 6/15/26 μ, y	230,000	217,740
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	297,000	286,344
		900,533
Healthcare — 9.53%
AthenaHealth Group 144A 6.50% 2/15/30 #	160,000	146,505
Avantor Funding 144A 3.875% 11/1/29 #	220,000	198,550
Bausch Health 144A 6.125% 2/1/27 #	335,000	209,055
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	72,000	68,870
144A 3.50% 4/1/30 #	15,000	14,299
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	240,000	228,929
CHS
144A 5.25% 5/15/30 #	235,000	191,826
144A 6.125% 4/1/30 #	37,000	26,713
144A 6.875% 4/15/29 #	35,000	26,237
DaVita 144A 4.625% 6/1/30 #	185,000	165,750
Legacy LifePoint Health 144A 4.375% 2/15/27 #	115,000	109,679
Medline Borrower
144A 3.875% 4/1/29 #	208,000	189,459
144A 5.25% 10/1/29 #	262,000	247,835
Organon & Co. 144A 5.125% 4/30/31 #	250,000	222,459
Surgery Center Holdings 144A 7.25% 4/15/32 #	135,000	136,217
Tenet Healthcare
4.375% 1/15/30	240,000	222,024
6.125% 10/1/28	145,000	144,602
		2,549,009
Insurance — 5.81%
Ardonagh Finco 144A 7.75% 2/15/31 #	200,000	199,301
Howden UK Refinance 144A 7.25% 2/15/31 #	200,000	200,962
HUB International
144A 5.625% 12/1/29 #	160,000	150,176
144A 7.375% 1/31/32 #	145,000	146,067
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	230,000	239,949
144A 10.50% 12/15/30 #	245,000	259,133
NFP 144A 7.50% 10/1/30 #	110,000	115,980
Panther Escrow Issuer 144A 7.125% 6/1/31 #	130,000	132,276
USI 144A 7.50% 1/15/32 #	110,000	110,340
		1,554,184
Leisure — 8.72%
Boyd Gaming 144A 4.75% 6/15/31 #	510,000	469,140
Caesars Entertainment
144A 6.50% 2/15/32 #	25,000	25,236
144A 7.00% 2/15/30 #	280,000	287,591
Carnival
144A 5.75% 3/1/27 #	152,000	150,535
144A 6.00% 5/1/29 #	305,000	301,137
Light & Wonder International 144A 7.25% 11/15/29 #	275,000	282,491
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	68,000	67,085
144A 5.50% 4/1/28 #	338,000	334,291
144A 7.25% 1/15/30 #	80,000	83,175
Scientific Games Holdings 144A 6.625% 3/1/30 #	345,000	333,786
		2,334,467
Media — 11.13%
AMC Networks 4.25% 2/15/29	270,000	191,556
Arches Buyer 144A 6.125% 12/1/28 #	315,000	264,231
CCO Holdings 144A 4.50% 8/15/30 #	680,000	570,297
CMG Media 144A 8.875% 12/15/27 #	390,000	258,781
CSC Holdings
144A 4.625% 12/1/30 #	225,000	114,437
144A 5.00% 11/15/31 #	275,000	139,317
Cumulus Media New Holdings 144A 6.75% 7/1/26 #	265,000	143,375
Directv Financing 144A 5.875% 8/15/27 #	395,000	373,931
DISH DBS 144A 5.75% 12/1/28 #	370,000	254,978

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Gray Television
144A 4.75% 10/15/30 #	245,000	$160,873
144A 5.375% 11/15/31 #	130,000	85,368
Nexstar Media 144A 4.75% 11/1/28 #	180,000	164,183
Sirius XM Radio 144A 4.125% 7/1/30 #	295,000	258,064
		2,979,391
Retail — 5.25%
Asbury Automotive Group 4.75% 3/1/30	185,000	170,548
Bath & Body Works
6.875% 11/1/35	215,000	220,017
6.95% 3/1/33	85,000	84,804
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	159,000	157,709
Murphy Oil USA
144A 3.75% 2/15/31 #	75,000	65,569
4.75% 9/15/29	400,000	379,683
PetSmart 144A 7.75% 2/15/29 #	335,000	326,401
		1,404,731
Services — 5.33%
GFL Environmental 144A 6.75% 1/15/31 #	110,000	112,867
Prime Security Services Borrower
144A 3.375% 8/31/27 #	270,000	248,269
144A 5.75% 4/15/26 #	185,000	184,587
SRS Distribution
144A 6.00% 12/1/29 #	80,000	81,807
144A 6.125% 7/1/29 #	80,000	81,666
Staples 144A 7.50% 4/15/26 #	179,000	174,871
United Rentals North America 3.875% 2/15/31	185,000	165,942
White Cap Buyer 144A 6.875% 10/15/28 #	223,000	218,988
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	157,000	156,984
		1,425,981
Technology & Electronics — 5.84%
CommScope Technologies 144A 6.00% 6/15/25 #	85,000	74,031
Entegris 144A 5.95% 6/15/30 #	365,000	361,030
NCR Voyix 144A 5.125% 4/15/29 #	259,000	240,509
Seagate HDD Cayman
5.75% 12/1/34	100,000	97,906
144A 8.25% 12/15/29 #	90,000	96,795
Sensata Technologies 144A 4.00% 4/15/29 #	160,000	146,260
SS&C Technologies 144A 5.50% 9/30/27 #	210,000	205,507
UKG 144A 6.875% 2/1/31 #	335,000	341,518
		1,563,556
Telecommunications — 9.83%
Altice France 144A 5.50% 10/15/29 #	330,000	224,330
Altice France Holding 144A 6.00% 2/15/28 #	200,000	57,132
Connect Finco 144A 6.75% 10/1/26 #	380,000	372,763
Consolidated Communications
144A 5.00% 10/1/28 #	30,000	25,033
144A 6.50% 10/1/28 #	315,000	275,947
Digicel Intermediate Holdings 12.00% 5/25/27	1	1
Frontier Communications Holdings
144A 5.00% 5/1/28 #	45,000	41,802
144A 5.875% 10/15/27 #	365,000	353,658
5.875% 11/1/29	120,000	101,527
144A 6.75% 5/1/29 #	120,000	107,074
144A 8.75% 5/15/30 #	70,000	71,688
Northwest Fiber 144A 4.75% 4/30/27 #	330,000	337,659
Sable International Finance 144A 5.75% 9/7/27 #	200,000	193,141
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	240,000	207,086
VZ Secured Financing 144A 5.00% 1/15/32 #	305,000	262,170
		2,631,011
Transportation — 0.84%
Air Canada 144A 3.875% 8/15/26 #	235,000	224,531
		224,531
Total Corporate Bonds
(cost $27,866,855)		27,215,125
Total Value of Securities—101.70%
(cost $27,866,855)		$27,215,125
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $23,351,971, which represents 87.27% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
>	PIK. 100% of the income received was in the form of cash.

Schedules of investments

Delaware Ivy High Yield Fund

Summary of abbreviations:

DAC – Designated Activity Company

PIK – Payment-in-kind

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund

March 31, 2024 (Unaudited)

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 3.70%
Fannie Mae S.F. 15 yr
2.00% 3/1/37	44,109	$39,373
2.50% 8/1/36	47,109	42,933
3.00% 11/1/33	14,673	13,855
Fannie Mae S.F. 20 yr 4.00% 9/1/42	57,158	53,714
Fannie Mae S.F. 30 yr
2.00% 3/1/51	127,031	100,912
2.00% 9/1/51	41,815	33,206
2.50% 2/1/52	99,461	83,075
3.00% 1/1/50	268,586	234,359
3.00% 6/1/52	53,407	46,307
3.50% 6/1/51	255,820	230,274
3.50% 6/1/52	206,186	184,638
4.00% 5/1/51	42,774	40,274
4.50% 1/1/50	117,326	115,064
4.50% 10/1/52	299,312	285,014
4.50% 2/1/53	125,572	119,574
5.50% 8/1/52	125,261	124,910
5.50% 11/1/52	232,036	232,758
6.00% 6/1/53	99,380	100,278
6.00% 9/1/53	37,953	38,296
Freddie Mac S.F. 20 yr
2.00% 8/1/42	65,383	55,225
2.50% 9/1/42	33,944	29,473
3.00% 5/1/40	258,931	233,718
Freddie Mac S.F. 30 yr
2.00% 3/1/52	160,266	126,933
2.50% 7/1/50	323,614	270,058
4.00% 8/1/52	100,942	94,054
4.00% 9/1/52	42,876	39,772
4.50% 10/1/52	38,384	36,551
5.00% 9/1/52	140,829	138,613
5.00% 6/1/53	174,012	169,766
5.50% 9/1/52	29,119	29,233
5.50% 10/1/52	41,691	41,566
5.50% 6/1/53	99,877	99,374
Total Agency Mortgage-Backed Securities
(cost $3,661,883)		3,483,150

Convertible Bond — 1.01%
New Cotai 5.00% exercise price $0.40, maturity date 2/2/27 =	373,851	952,618
Total Convertible Bond
(cost $365,514)		952,618

Corporate Bonds — 30.20%
Banking — 1.90%
Bank of America
5.468% 1/23/35 µ	35,000	35,241
5.819% 9/15/29 µ	15,000	15,386
6.204% 11/10/28 µ	95,000	98,318
Bank of Montreal 7.70% 5/26/84 µ	200,000	202,850
Bank of New York Mellon 4.70% 9/20/25 µ, y	40,000	39,349
Barclays 9.625% 12/15/29 µ, y	200,000	212,580
Citigroup 5.61% 9/29/26 µ	25,000	25,046
Deutsche Bank 6.72% 1/18/29 µ	150,000	155,217
Fifth Third Bancorp 6.361% 10/27/28 µ	43,000	44,022
Goldman Sachs Group
1.542% 9/10/27 µ	180,000	164,520
6.484% 10/24/29 µ	30,000	31,573
Huntington Bancshares 6.208% 8/21/29 µ	25,000	25,604
JPMorgan Chase & Co.
5.012% 1/23/30 µ	170,000	169,374
5.336% 1/23/35 µ	20,000	20,086
6.254% 10/23/34 µ	27,000	28,859
KeyBank 5.85% 11/15/27	30,000	29,767
KeyCorp 6.401% 3/6/35 µ	30,000	30,655
Morgan Stanley
6.296% 10/18/28 µ	33,000	34,153
6.407% 11/1/29 µ	70,000	73,430
6.627% 11/1/34 µ	55,000	60,206
PNC Financial Services Group
5.676% 1/22/35 µ	35,000	35,335
6.875% 10/20/34 µ	35,000	38,346
State Street 4.993% 3/18/27	45,000	45,100
SVB Financial Group 4.57% 4/29/33 ‡	74,000	46,944
US Bancorp
4.653% 2/1/29 µ	56,000	54,911
5.384% 1/23/30 µ	15,000	15,070
5.678% 1/23/35 µ	35,000	35,355
6.787% 10/26/27 µ	25,000	25,895
		1,793,192
Basic Industry — 1.29%
BHP Billiton Finance USA 5.25% 9/8/30	15,000	15,262
Cleveland-Cliffs 144A 7.00% 3/15/32 #	165,000	167,384
First Quantum Minerals 144A 6.875% 10/15/27 #	200,000	191,984

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
FMG Resources August 2006 144A 5.875% 4/15/30 #	285,000	$280,662
Freeport-McMoRan 5.45% 3/15/43	60,000	57,494
LYB International Finance III
3.625% 4/1/51	40,000	28,362
5.50% 3/1/34	100,000	100,225
NOVA Chemicals 144A 8.50% 11/15/28 #	35,000	37,297
Novelis 144A 4.75% 1/30/30 #	295,000	272,420
Sherwin-Williams 3.30% 5/15/50	90,000	63,694
		1,214,784
Brokerage — 0.45%
Jefferies Financial Group
5.875% 7/21/28	36,000	36,667
6.05% 3/12/25	50,000	50,056
NFP
144A 6.875% 8/15/28 #	219,000	221,965
144A 7.50% 10/1/30 #	110,000	115,980
		424,668
Capital Goods — 3.56%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	320,000	107,420
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	150,000	129,732
144A 4.00% 9/1/29 #	200,000	161,427
Bombardier
144A 6.00% 2/15/28 #	130,000	128,021
144A 7.25% 7/1/31 #	60,000	60,197
144A 7.50% 2/1/29 #	134,000	138,134
144A 8.75% 11/15/30 #	55,000	58,796
Canpack 144A 3.875% 11/15/29 #	154,000	136,446
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	115,000	113,112
CP Atlas Buyer 144A 7.00% 12/1/28 #	135,000	126,874
Esab 144A 6.25% 4/15/29 #	55,000	55,326
GFL Environmental
144A 5.125% 12/15/26 #	58,000	57,032
144A 6.75% 1/15/31 #	90,000	92,346
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	175,000	178,413
144A 9.25% 4/15/27 #	65,000	64,556
Northrop Grumman 5.20% 6/1/54	65,000	63,355
Roller Bearing Co. of America 144A 4.375% 10/15/29 #	255,000	233,802
Sealed Air 144A 5.00% 4/15/29 #	160,000	153,746
SRS Distribution
144A 6.00% 12/1/29 #	65,000	66,468
144A 6.125% 7/1/29 #	65,000	66,353
Standard Industries
144A 3.375% 1/15/31 #	225,000	188,897
144A 4.375% 7/15/30 #	30,000	26,977
144A 4.75% 1/15/28 #	28,000	26,745
Teledyne Technologies 2.25% 4/1/28	25,000	22,492
TransDigm
144A 6.625% 3/1/32 #	55,000	55,635
144A 6.875% 12/15/30 #	240,000	244,919
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡	657,000	213,525
White Cap Buyer 144A 6.875% 10/15/28 #	245,000	240,592
White Cap Parent 144A PIK 8.25% 3/15/26 #, >	143,000	142,985
		3,354,323
Communications — 5.53%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	116,000	109,386
Altice France 144A 5.125% 7/15/29 #	254,000	171,983
AMC Networks 4.25% 2/15/29	165,000	117,062
American Tower
2.30% 9/15/31	30,000	24,503
5.20% 2/15/29	75,000	75,001
5.45% 2/15/34	40,000	40,080
AT&T 3.50% 9/15/53	60,000	42,365
CCO Holdings
144A 4.50% 8/15/30 #	336,000	281,794
144A 5.375% 6/1/29 #	175,000	160,328
Charter Communications Operating 3.85% 4/1/61	55,000	32,670
CMG Media 144A 8.875% 12/15/27 #	230,000	152,614
Comcast
3.375% 8/15/25	125,000	122,203
4.55% 1/15/29	25,000	24,811
Connect Finco 144A 6.75% 10/1/26 #	200,000	196,191
Consolidated Communications
144A 5.00% 10/1/28 #	2,000	1,669
144A 6.50% 10/1/28 #	350,000	306,608

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
CSC Holdings
144A 5.00% 11/15/31 #		254,000	$128,678
144A 5.375% 2/1/28 #		285,000	245,380
144A 5.75% 1/15/30 #		202,000	107,094
Cumulus Media New Holdings 144A 6.75% 7/1/26 #		420,000	227,235
Digicel Intermediate Holdings 12.00% 5/25/27		1	1
Directv Financing 144A 5.875% 8/15/27 #		238,000	225,305
Discovery Communications 4.00% 9/15/55		100,000	68,492
DISH DBS 144A 5.75% 12/1/28 #		385,000	265,315
Frontier Communications Holdings
144A 5.00% 5/1/28 #		31,000	28,797
144A 5.875% 10/15/27 #		234,000	226,729
5.875% 11/1/29		60,847	51,480
144A 6.75% 5/1/29 #		99,000	88,336
Gray Television
144A 4.75% 10/15/30 #		15,000	9,849
144A 5.375% 11/15/31 #		340,000	223,269
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	72,580
Northwest Fiber 144A 4.75% 4/30/27 #		380,000	388,819
Rogers Communications
5.00%2/15/29		60,000	59,609
5.30%2/15/34		65,000	64,445
Sable International Finance 144A 5.75% 9/7/27 #		240,000	231,769
Sirius XM Radio 144A 4.125% 7/1/30 #		240,000	209,950
Sprint Capital 6.875% 11/15/28		30,000	31,993
T-Mobile USA 5.75% 1/15/34		75,000	78,144
Verizon Communications
2.875%11/20/50		35,000	22,880
5.50%2/23/54		65,000	65,749
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		265,000	228,658
			5,209,824
Consumer Cyclical — 3.95%
Allison Transmission 144A 5.875% 6/1/29 #		120,000	118,922
Amazon.com 2.50% 6/3/50		105,000	67,076
Arches Buyer 144A 6.125% 12/1/28 #		294,000	246,616
Asbury Automotive Group
144A 4.625% 11/15/29 #		3,000	2,771
4.75%3/1/30		170,830	157,485
Bath & Body Works 6.875% 11/1/35		270,000	276,300
Boyd Gaming 144A 4.75% 6/15/31 #		275,000	252,967
Caesars Entertainment
144A 6.50% 2/15/32 #		85,000	85,802
144A 7.00% 2/15/30 #		275,000	282,455
Carnival
144A 5.75% 3/1/27 #		71,000	70,316
144A 6.00% 5/1/29 #		335,000	330,757
Clarios Global 144A 8.50% 5/15/27 #		175,000	175,593
General Motors
5.40%4/1/48		41,000	37,644
5.95%4/1/49		14,000	13,817
General Motors Financial 5.75% 2/8/31		20,000	20,224
Light & Wonder International 144A 7.25% 11/15/29 #		240,000	246,538
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #		141,000	139,855
Murphy Oil USA 4.75% 9/15/29		45,000	42,714
PetSmart 144A 7.75% 2/15/29 #		340,000	331,273
Royal Caribbean Cruises
144A 5.50% 4/1/28 #		239,000	236,378
144A 7.25% 1/15/30 #		70,000	72,778
Scientific Games Holdings 144A 6.625% 3/1/30 #		300,000	290,249
Staples 144A 7.50% 4/15/26 #		159,000	155,333
VICI Properties 4.95% 2/15/30		75,000	72,584
			3,726,447
Consumer Non-Cyclical — 2.80%
AbbVie
4.95%3/15/31		90,000	90,687
5.35%3/15/44		25,000	25,508
Acushnet 144A 7.375% 10/15/28 #		84,000	87,120
Amgen
5.15% 3/2/28		30,000	30,207
5.25% 3/2/30		35,000	35,545
5.25% 3/2/33		37,000	37,328
Bunge Limited Finance 2.75% 5/14/31		65,000	56,003
Cardinal Health 5.125% 2/15/29		55,000	55,131

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Catalent Pharma Solutions
144A 3.125% 2/15/29 #	70,000	$66,957
144A 3.50% 4/1/30 #	5,000	4,766
CHS 144A 5.25% 5/15/30 #	210,000	171,419
DaVita
144A 3.75% 2/15/31 #	115,000	96,384
144A 4.625% 6/1/30 #	70,000	62,716
Fiesta Purchaser 144A 7.875% 3/1/31 #	142,000	146,753
Gilead Sciences 5.55% 10/15/53	40,000	41,434
HCA
3.50% 7/15/51	42,000	29,035
5.45% 4/1/31	30,000	30,167
6.00% 4/1/54	85,000	86,349
Heartland Dental 144A 8.50% 5/1/26 #	247,000	245,161
Legacy LifePoint Health 144A 4.375% 2/15/27 #	95,000	90,604
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	239,000	224,385
Medline Borrower
144A 3.875% 4/1/29 #	139,000	126,610
144A 5.25% 10/1/29 #	200,000	189,187
Royalty Pharma 3.35% 9/2/51	175,000	115,208
Surgery Center Holdings 144A 7.25% 4/15/32 #	130,000	131,172
Tenet Healthcare
4.375% 1/15/30	215,000	198,897
6.125% 10/1/28	135,000	134,629
Zoetis 5.40% 11/14/25	25,000	25,041
		2,634,403
Electric — 1.74%
American Electric Power 5.699% 8/15/25	170,000	170,413
Berkshire Hathaway Energy 2.85% 5/15/51	35,000	22,566
Calpine
144A 5.00% 2/1/31 #	180,000	165,299
144A 5.125% 3/15/28 #	170,000	163,300
Constellation Energy Generation 5.75% 3/15/54	45,000	45,107
DTE Energy 5.10% 3/1/29	45,000	44,839
Duke Energy Carolinas 4.95% 1/15/33	110,000	109,476
NextEra Energy Capital Holdings
3.00% 1/15/52	40,000	25,890
5.55% 3/15/54	20,000	19,885
5.749% 9/1/25	20,000	20,092
Oglethorpe Power
3.75% 8/1/50	35,000	25,389
144A 6.20% 12/1/53 #	10,000	10,522
Pacific Gas & Electric
3.30% 8/1/40	40,000	29,400
4.95% 7/1/50	175,000	150,684
PacifiCorp
5.10% 2/15/29	10,000	10,080
5.45% 2/15/34	5,000	5,019
5.80% 1/15/55	5,000	4,935
Southern California Edison 5.20% 6/1/34	105,000	103,995
Vistra 144A 7.00% 12/15/26 #, µ, y	380,000	376,633
Vistra Operations
144A 4.30% 7/15/29 #	109,000	102,325
144A 6.95% 10/15/33 #	30,000	32,049
		1,637,898
Energy — 4.02%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	219,000	209,003
144A 7.00% 11/1/26 #	154,000	154,491
Callon Petroleum
144A 7.50% 6/15/30 #	145,000	153,788
144A 8.00% 8/1/28 #	190,000	199,259
Cheniere Energy Partners 4.50% 10/1/29	95,000	90,509
Civitas Resources 144A 8.625% 11/1/30 #	130,000	139,680
Diamondback Energy
3.125% 3/24/31	105,000	93,075
4.25% 3/15/52	74,000	59,972
Enbridge 6.70% 11/15/53	30,000	33,935
Energy Transfer
5.75% 2/15/33	135,000	137,236
5.95% 5/15/54	60,000	59,914
EQM Midstream Partners
144A 4.75% 1/15/31 #	255,000	237,374
6.50% 7/15/48	90,000	90,334
Genesis Energy
7.75% 2/1/28	130,000	130,753
8.00% 1/15/27	64,000	64,802
Hilcorp Energy I
144A 6.00% 2/1/31 #	25,000	24,402
144A 6.25% 4/15/32 #	250,000	246,753
Kinder Morgan
5.00% 2/1/29	15,000	14,948
5.20% 6/1/33	20,000	19,707

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Kodiak Gas Services 144A 7.25% 2/15/29 #	60,000	$61,155
Murphy Oil 6.375% 7/15/28	235,000	236,737
Nabors Industries
144A 7.25% 1/15/26 #	31,000	30,829
144A 9.125% 1/31/30 #	90,000	93,645
NuStar Logistics
6.00% 6/1/26	146,000	145,448
6.375% 10/1/30	145,000	146,071
Occidental Petroleum 6.125% 1/1/31	123,000	127,498
ONEOK
5.65% 11/1/28	20,000	20,455
5.80% 11/1/30	25,000	25,775
6.05% 9/1/33	17,000	17,738
Targa Resources Partners 5.00% 1/15/28	20,000	19,728
Transocean 144A 8.00% 2/1/27 #	196,000	194,678
USA Compression Partners
6.875% 9/1/27	200,000	200,601
144A 7.125% 3/15/29 #	25,000	25,327
Vital Energy 144A 7.875% 4/15/32 #	50,000	50,833
Weatherford International 144A 8.625% 4/30/30 #	225,000	235,079
		3,791,532
Finance Companies — 0.49%
AerCap Holdings 5.875% 10/10/79 µ	225,000	223,562
AerCap Ireland Capital DAC 3.65% 7/21/27	150,000	141,915
Aviation Capital Group 144A 3.50% 11/1/27 #	105,000	97,772
		463,249
Financials — 0.13%
Air Lease 4.65% 6/15/26 µ, y	130,000	123,071
		123,071
Insurance — 1.86%
American International Group 5.125% 3/27/33	35,000	34,828
Aon 2.90% 8/23/51	25,000	15,942
Aon North America
5.30% 3/1/31	70,000	70,572
5.75% 3/1/54	10,000	10,262
Ardonagh Finco 144A 7.75% 2/15/31 #	200,000	199,301
Athene Global Funding 144A 1.985% 8/19/28 #	30,000	25,930
Athene Holding 6.25% 4/1/54	20,000	20,322
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	200,962
144A 8.125% 2/15/32 #	200,000	201,887
HUB International
144A 5.625% 12/1/29 #	130,000	122,018
144A 7.375% 1/31/32 #	120,000	120,883
Jones Deslauriers Insurance
Management
144A 8.50% 3/15/30 #	205,000	213,867
144A 10.50% 12/15/30 #	155,000	163,941
New York Life Global Funding 144A 5.45% 9/18/26 #	60,000	60,511
Panther Escrow Issuer 144A 7.125% 6/1/31 #	125,000	127,189
UnitedHealth Group
4.90% 4/15/31	40,000	40,036
5.375% 4/15/54	35,000	35,623
USI 144A 7.50% 1/15/32 #	90,000	90,278
		1,754,352
Real Estate Investment Trusts — 0.10%
American Homes 4 Rent
3.625% 4/15/32	15,000	13,196
5.50% 2/1/34	10,000	9,974
Extra Space Storage 5.40% 2/1/34	75,000	74,698
		97,868
Technology — 2.32%
Autodesk 2.40% 12/15/31	20,000	16,759
CDW
2.67% 12/1/26	145,000	134,791
3.276% 12/1/28	45,000	41,099
CommScope Technologies 144A 6.00% 6/15/25 #	97,000	84,482
Entegris
144A 4.75% 4/15/29 #	75,000	71,959
144A 5.95% 6/15/30 #	375,000	370,921
Iron Mountain 144A 5.25% 7/15/30 #	250,000	236,768
NCR Voyix 144A 5.00% 10/1/28 #	228,000	212,784
Oracle
3.60% 4/1/50	77,000	55,675
4.65% 5/6/30	70,000	68,669
Seagate HDD Cayman
5.75% 12/1/34	88,000	86,158
144A 8.25% 12/15/29 #	80,000	86,040
Sensata Technologies 144A 4.00% 4/15/29 #	360,000	329,084

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
UKG 144A 6.875% 2/1/31 #	380,000	$387,394
		2,182,583
Transportation — 0.06%
Burlington Northern Santa Fe 2.875% 6/15/52	25,000	16,394
ERAC USA Finance
144A 4.90% 5/1/33 #	15,000	14,713
144A 5.00% 2/15/29 #	25,000	25,056
		56,163
Total Corporate Bonds
(cost $29,332,531)		28,464,357

Non-Agency Commercial Mortgage-Backed Securities — 0.93%
BANK
Series 2019-BN21 A5 2.851% 10/17/52	100,000	88,303
Series 2020-BN26 A4 2.403% 3/15/63	220,000	188,762
Series 2021-BN32 A5 2.643% 4/15/54	250,000	214,539
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53	225,000	187,868
Series 2022-B33 A5 3.458% 3/15/55	225,000	200,415
Total Non-Agency Commercial Mortgage- Backed Securities
(cost $903,944)		879,887

Loan Agreements — 0.46%
Foresight Energy Operating
Tranche A 13.409% (SOFR03M + 8.10%) 6/30/27 •	209,024	202,753
MLN US HoldCo
1st Lien 12.11% (SOFR03M + 6.80%) 10/18/27 •	871,480	174,296
Tranche B 14.66% (SOFR03M + 9.35%) 10/18/27 •	376,000	51,700
Total Loan Agreements
(cost $1,376,532)		428,749

US Treasury Obligations — 1.12%
US Treasury Bonds
2.25% 8/15/46	30,000	20,542
4.25% 2/15/54	60,000	59,020
4.50% 2/15/44	75,000	75,434
US Treasury Notes
4.00% 2/15/34	485,000	477,043
4.25% 3/15/27	55,000	54,751
4.25% 2/28/29	270,000	270,401
4.25% 2/28/31	100,000	100,195
Total US Treasury Obligations
(cost $1,059,209)		1,057,386

	Number of
	shares
Common Stocks — 54.48%
Basic Industry — 0.61%
Foresight Energy †	31,163	577,142
Westmoreland Coal †	145	254
		577,396
Capital Goods — 0.49%
Otis Worldwide	4,648	461,407
		461,407
Consumer Cyclical — 0.07%
True Religion Apparel †	2	62,738
		62,738
Consumer Discretionary — 4.27%
adidas	2,573	574,607
Amadeus IT Group	12,174	780,680
H & M Hennes & Mauritz Class B	27,739	452,417
Kering	890	351,761
LVMH Moet Hennessy Louis Vuitton	431	387,658
Sodexo	7,337	629,126
Studio City International Holdings †	60,131	416,708
Studio City International Holdings ADR †	28,486	197,408
Swatch Group	1,009	234,279
		4,024,644
Consumer Non-Cyclical — 7.57%
Anheuser-Busch InBev	7,727	470,666
Clorox	5,291	810,105
Henry Schein †	9,421	711,474
Ingredion	6,277	733,467
Kimberly-Clark	1,862	240,850
Lamb Weston Holdings	5,340	568,870
Merck & Co.	5,230	690,098
Pfizer	22,676	629,259
Roche Holding	1,887	480,616
Smith & Nephew	61,732	772,606
Unilever	20,527	1,029,979
		7,137,990

	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 6.17%
Bunge Global	4,039	$414,078
Danone	11,116	718,231
Diageo	26,892	992,965
Essity Class B	21,980	521,984
Estee Lauder Class A	3,734	575,596
Kao	11,500	429,674
Koninklijke Ahold Delhaize	37,776	1,129,719
Nestle	9,722	1,032,191
		5,814,438
Energy — 3.58%
BP ADR	6,815	256,789
Chesapeake Energy	2,647	235,133
Chord Energy	901	160,594
Enbridge	11,909	430,361
Kimbell Royalty Partners	19,849	308,056
Parex Resources	4,842	77,355
Permian Resources	10,615	187,461
Schlumberger	4,794	262,759
Shell	15,472	512,610
TC Energy	10,079	405,080
Tourmaline Oil	3,473	162,375
Unit	5,298	196,026
Valero Energy	1,022	174,445
		3,369,044
Financial Services — 1.11%
New Cotai =, †	318,315	324,442
Visa Class A	2,577	719,189
		1,043,631
Healthcare — 1.35%
Novo Nordisk Class B	4,128	529,513
Welltower	7,990	746,585
		1,276,098
Home Builders — 0.09%
Lifestyle Communities	3,360	34,310
Sekisui House	2,000	45,369
		79,679
Industrials — 5.80%
Athens International Airport †	20,215	185,376
Atlas Arteria	116,228	403,694
CCR	145,580	402,018
DSV	1,440	234,079
Enav 144A #	101,069	423,069
GrafTech International	29,308	40,445
Intertek Group	8,055	506,806
Knorr-Bremse	6,152	465,260
Kone Class B	7,414	345,059
Makita	12,900	364,298
Pluxee †	5,947	175,796
Sacyr	120,844	445,874
Securitas Class B	70,798	729,873
Transurban Group	42,808	371,573
Vinci	2,935	376,045
		5,469,265
Integrated Telecommunication Services — 0.01%
Helios Towers †	7,359	8,815
		8,815
Materials — 4.95%
Air Liquide	3,855	802,015
Air Products and Chemicals	338	81,887
Alcoa	6,971	235,550
Anglo American	20,476	504,419
CF Industries Holdings	1,343	111,751
Corteva	6,499	374,797
CRH	443	38,177
Endeavour Mining	13,785	279,946
ERO Copper †	11,466	221,101
Glencore †	55,053	302,469
Hudbay Minerals	42,295	296,065
Metallus †	1,815	40,384
Newmont	13,265	475,418
Nutrien	7,558	410,475
Sylvamo	1,899	117,244
West Fraser Timber	1,539	132,886
Wheaton Precious Metals	5,098	240,269
		4,664,853
Real Estate — 1.03%
Crown Castle	3,656	386,915
Weyerhaeuser	16,320	586,051
		972,966
Real Estate Operating Companies/Developer — 0.54%
Mitsubishi Estate	16,000	290,131
Sumitomo Realty & Development	5,900	218,882
		509,013
REIT Diversified — 1.07%
CapitaLand Ascendas REIT	64,400	132,115
Charter Hall Group	12,490	111,913
CK Asset Holdings	12,500	51,425
DigitalBridge Group	4,370	84,210
Fastighets Balder Class B †	5,800	42,633
Inmobiliaria Colonial Socimi	7,950	47,087
Land Securities Group	8,510	70,696
Mapletree Logistics Trust	98,900	106,939
Merlin Properties Socimi	7,470	80,389
Shaftesbury Capital	16,541	30,126
Sun Hung Kai Properties	6,500	62,659

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
REIT Diversified (continued)
United Urban Investment	120	$121,997
Wharf Real Estate Investment	20,000	65,032
		1,007,221
REIT Healthcare — 0.44%
Alexandria Real Estate Equities	2,570	331,299
American Healthcare REIT	5,920	87,320
		418,619
REIT Industrial — 1.53%
First Industrial Realty Trust	3,910	205,431
Goodman Group	10,680	235,305
Mitsubishi Estate Logistics REIT Investment	24	61,039
Nippon Prologis REIT	65	115,762
Prologis	4,650	605,523
Segro	10,700	122,058
Warehouses De Pauw CVA	3,260	93,061
		1,438,179
REIT Information Technology — 1.32%
American Tower	870	171,903
Digital Realty Trust	2,350	338,494
Equinix	890	734,544
		1,244,941
REIT Lodging — 0.26%
Ryman Hospitality Properties	1,300	150,293
Sunstone Hotel Investors	8,380	93,353
		243,646
REIT Mall — 0.21%
Simon Property Group	1,280	200,307
		200,307
REIT Manufactured Housing — 0.46%
Equity LifeStyle Properties	2,380	153,272
Sun Communities	2,210	284,162
		437,434
REIT Multifamily — 1.48%
Advance Residence Investment	55	121,714
American Homes 4 Rent Class A	6,500	239,070
AvalonBay Communities	1,760	326,586
Boardwalk Real Estate Investment Trust	1,330	76,665
CapitaLand Ascott Trust	1,904	1,332
Equity Residential	3,610	227,827
InterRent Real Estate Investment Trust	6,840	68,473
LEG Immobilien †	840	72,118
UNITE Group	8,580	105,910
Vonovia	5,190	153,419
		1,393,114
REIT Office — 0.37%
Castellum †	3,570	46,993
Derwent London	1,170	32,015
Fabege	3,290	30,767
Gecina	660	67,395
Nippon Building Fund	27	107,907
Tokyu REIT	40	42,542
Wihlborgs Fastigheter	2,490	23,076
		350,695
REIT Retail — 0.28%
Frasers Centrepoint Trust	73,700	119,536
Link REIT	33,023	141,975
		261,511
REIT Self-Storage — 0.52%
Big Yellow Group	6,330	85,007
National Storage REIT	36,760	57,491
Public Storage	1,190	345,172
		487,670
REIT Shopping Center — 0.82%
Agree Realty	5,390	307,877
Federal Realty Investment Trust	1,820	185,858
Kite Realty Group Trust	12,700	275,336
		769,071
REIT Single Tenant — 0.39%
Realty Income	6,730	364,093
		364,093
REIT Specialty — 0.50%
CBRE Group Class A †	560	54,454
Corp Inmobiliaria Vesta ADR	2,670	104,771
Invitation Homes	8,770	312,300
		471,525
Technology — 1.85%
Cellnex Telecom 144A #	15,158	535,895
NEXTDC †	5,560	64,456
SAP	5,864	1,141,658
		1,742,009
Utilities — 5.34%
APA Group	43,457	238,161
Enel	60,854	401,727
Hydro One 144A #	12,412	361,946
National Grid	30,313	407,847

	Number of shares	Value (US $)
Common Stocks (continued)
Utilities (continued)
NextEra Energy	7,074	$452,099
Orsted 144A #, †	7,693	429,876
Pennon Group	46,736	381,946
Severn Trent	10,726	334,384
Snam	85,717	404,674
SSE	19,817	412,699
Terna - Rete Elettrica Nazionale	49,605	409,935
United Utilities Group	31,918	414,536
Xcel Energy	7,191	386,516
		5,036,346
Total Common Stocks
(cost $50,303,662)		51,338,358

Preferred Stocks — 0.77%
Henkel AG & Co. 2.53% w	8,849	711,232
True Religion Apparel 6.25% †, w	2	10,280
Total Preferred Stocks
(cost $745,535)		721,512

Exchange-Traded Funds — 5.79%
Vanguard Global ex-U.S. Real Estate ETF	4,220	177,831
Vanguard High Dividend Yield ETF	26,260	3,177,197
Vanguard International High Dividend Yield ETF	30,559	2,102,459
Total Exchange-Traded Funds
(cost $4,967,113)		5,457,487

Master Limited Partnerships — 0.30%
Black Stone Minerals	17,872	285,595
Total Master Limited Partnerships
(cost $144,905)		285,595

Warrants — 0.02%
California Resources †	1,167	22,827
Total Warrants
(cost $101,593)		22,827

Short-Term Investments — 0.56%
Money Market Mutual Funds — 0.56%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	131,036	131,036
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	131,036	131,036
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	131,036	131,036
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	131,036	131,036
Total Short-Term Investments
(cost $524,144)		524,144
Total Value of Securities—99.34%
(cost $93,486,565)		$93,616,070
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
y	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $21,554,711, which represents 22.87% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
>	PIK. 100% of the income received was in the form of cash.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
†	Non-income producing security.
w	Perpetual security with no stated maturity date.

Schedules of investments

Delaware Ivy Multi-Asset Income Fund

The following futures contracts were outstanding at March 31, 2024:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
1	US Treasury 2 yr Notes	$204,484	$204,651	6/28/24	$—	$(167)	$(203)
6	US Treasury 5 yr Notes	642,094	641,311	6/28/24	783	—	(703)
(2)	US Treasury 10 yr Ultra Notes	(229,218)	(226,979)	6/18/24	—	(2,239)	(31)
Total Futures Contracts			$618,983		$783	$(2,406)	$(937)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

AG – Aktiengesellschaft

CVA – Certified Dutch Certificate

DAC – Designated Activity Company

ETF – Exchange-Traded Fund

PIK – Payment-in-kind

REIT – Real Estate Investment Trust

S.F. – Single Family

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

USD – US Dollar

yr – Year

Summary of currencies:

EUR – European Monetary Unit

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund

March 31, 2024 (Unaudited)

		Principal amount°	Value (US $)
Agency Mortgage-Backed Securities — 14.02%
Fannie Mae S.F. 20 yr 4.00% 8/1/42		99,452	$93,623
Fannie Mae S.F. 30 yr 2.00% 9/1/51		159,580	126,725
2.50% 2/1/52		104,678	87,061
3.00% 5/1/51		93,696	81,013
3.50% 6/1/52		194,378	174,064
3.50% 9/1/52		99,259	88,882
4.00% 5/1/51		146,652	138,081
4.50% 4/1/50		84,140	81,605
4.50% 12/1/52		186,493	177,584
5.00% 9/1/52		129,758	126,705
5.50% 10/1/52		310,265	309,300
5.50% 3/1/53		278,192	276,912
Freddie Mac S.F. 15 yr 5.00% 6/1/38		110,493	110,324
Freddie Mac S.F. 20 yr 5.50% 6/1/43		112,717	113,315
Freddie Mac S.F. 30 yr
3.00% 12/1/46		39,493	34,726
4.50% 9/1/52		227,649	216,868
5.00% 6/1/53		485,832	475,343
5.50% 2/1/54		158,862	158,871
6.00% 12/1/52		129,575	130,980
6.00% 3/1/53		158,730	160,305
GNMA II S.F. 30 yr
3.00% 12/20/51		159,786	140,965
6.00% 2/20/54		61,887	62,464
Total Agency Mortgage-Backed Securities
(cost $3,377,999)			3,365,716

Corporate Bonds — 40.97%
Banking — 13.05%
Bank of America
5.468% 1/23/35 µ		35,000	35,242
5.819% 9/15/29 µ		33,000	33,848
6.204% 11/10/28 µ		185,000	191,461
Barclays 7.385% 11/2/28 µ		160,000	169,748
Commonwealth Bank of Australia 6.86% 11/9/32 µ	AUD	500,000	342,693
Credit Agricole
1.625% 6/5/30 µ	EUR	100,000	104,550
144A 5.365% 3/11/34 #		35,000	35,120
144A 6.316% 10/3/29 #, µ		250,000	259,307
Deutsche Bank 6.72% 1/18/29 µ		205,000	212,130
Huntington National Bank 5.65% 1/10/30		175,000	176,060
JPMorgan Chase & Co.
1.764% 11/19/31 µ		220,000	178,312
5.012% 1/23/30 µ		25,000	24,908
5.336% 1/23/35 µ		35,000	35,150
KeyCorp 6.401% 3/6/35 µ		60,000	61,309
Morgan Stanley
2.95% 5/7/32 µ	EUR	100,000	103,803
5.173% 1/16/30 µ		20,000	20,023
5.466% 1/18/35 µ		20,000	20,186
6.296% 10/18/28 µ		231,000	239,070
National Australia Bank 6.322% 8/3/32 µ	AUD	500,000	335,472
PNC Financial Services Group
5.676% 1/22/35 µ		20,000	20,191
6.875% 10/20/34 µ		30,000	32,868
State Street 4.993% 3/18/27		30,000	30,067
SVB Financial Group 4.57% 4/29/33 ‡		134,000	85,006
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, µ		200,000	200,138
US Bancorp
4.653% 2/1/29 µ		133,000	130,413
5.384% 1/23/30 µ		10,000	10,047
5.678% 1/23/35 µ		20,000	20,203
6.787% 10/26/27 µ		25,000	25,895
			3,133,220
Basic Industry — 1.06%
ELM for Firmenich International 3.75% 9/3/25 µ, ψ	EUR	100,000	106,407
Freeport-McMoRan 5.45% 3/15/43		50,000	47,912
LYB International Finance III 5.50% 3/1/34		100,000	100,225
			254,544
Brokerage — 0.69%
Jefferies Financial Group
2.625% 10/15/31		165,000	136,023
6.05% 3/12/25		30,000	30,034
			166,057
Capital Goods — 0.82%
Carrier Global 4.125% 5/29/28	EUR	100,000	110,411

Schedules of investments

Delaware Ivy Total Return Bond Fund

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)
Holcim Finance Luxembourg 0.50% 4/23/31	EUR	100,000	$87,488
			197,899
Communications — 2.61%
American Tower
2.30% 9/15/31		75,000	61,256
5.20% 2/15/29		20,000	20,000
5.45% 2/15/34		15,000	15,030
Charter Communications Operating 3.85% 4/1/61		145,000	86,130
Discovery Communications 4.00% 9/15/55		110,000	75,341
Sprint Capital 6.875% 11/15/28		185,000	197,290
T-Mobile USA
3.375% 4/15/29		135,000	124,961
5.75% 1/15/34		45,000	46,887
			626,895
Consumer Cyclical — 0.88%
Edenred 3.625% 6/13/31	EUR	100,000	108,881
General Motors Financial 5.75% 2/8/31		100,000	101,119
			210,000
Consumer Non-Cyclical — 1.38%
AbbVie 4.95% 3/15/31		100,000	100,764
Amgen 5.15% 3/2/28		130,000	130,896
HCA 5.45% 4/1/31		100,000	100,556
			332,216
Electric — 5.76%
AES Andes 144A 6.30% 3/15/29 #		200,000	202,182
Appalachian Power 4.50% 8/1/32		85,000	79,797
Constellation Energy Generation 5.60% 3/1/28		125,000	127,374
DTE Energy 5.10% 3/1/29		25,000	24,911
Duke Energy 3.10% 6/15/28	EUR	200,000	212,046
PacifiCorp
5.10%2/15/29		5,000	5,040
5.45%2/15/34		10,000	10,037
Southern 1.875% 9/15/81 µ	EUR	200,000	189,475
Southern California Edison 5.20% 6/1/34		100,000	99,043
Vistra Operations
144A 5.00% 7/31/27 #		290,000	281,049
144A 5.625% 2/15/27 #		68,000	67,010
144A 6.95% 10/15/33 #		80,000	85,463
			1,383,427
Energy — 5.29%
Ampol 7.946% (BBSW3M + 3.60%) 12/9/80 •	AUD	500,000	335,275
Diamondback Energy 3.125% 3/24/31		125,000	110,803
Energy Transfer
5.95%5/15/54		20,000	19,972
6.50% 11/15/26 µ, y		65,000	63,872
Galaxy Pipeline Assets Bidco 2.16% 3/31/34		169,888	146,444
Kinder Morgan
5.00%2/1/29		10,000	9,965
5.20%6/1/33		90,000	88,681
Occidental Petroleum 6.125% 1/1/31		162,000	167,924
Targa Resources Partners 5.00% 1/15/28		160,000	157,828
Thaioil Treasury Center 144A 2.50% 6/18/30 #		200,000	169,039
			1,269,803
Finance Companies — 2.20%
AerCap Ireland Capital DAC 3.00% 10/29/28		150,000	135,802
Air Lease
4.625%10/1/28		59,000	57,454
5.10%3/1/29		42,000	41,755
Aroundtown 1.45% 7/9/28	EUR	200,000	177,895
Aviation Capital Group 144A 3.50% 11/1/27 #		125,000	116,395
			529,301
Industrials — 0.83%
CK Hutchison International 23 144A 4.875% 4/21/33 #		200,000	198,329
			198,329
Insurance — 2.52%
Allianz 2.625% 10/30/30 µ, y	EUR	200,000	169,994
Aon North America 5.30% 3/1/31		100,000	100,818
Athene Global Funding 4.76% 4/21/27	AUD	500,000	309,563

		Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
UnitedHealth Group 4.90% 4/15/31		25,000	$25,023
			605,398
Natural Gas — 0.38%
Engie 0.50% 10/24/30	EUR	100,000	90,268
			90,268
Real Estate Investment Trusts — 1.46%
American Homes 4 Rent 5.50% 2/1/34		65,000	64,829
Charter Hall LWR Pty 2.086% 3/3/28	AUD	500,000	284,960
			349,789
Technology — 1.22%
Autodesk 2.40% 12/15/31		75,000	62,846
CDW 3.276% 12/1/28		110,000	100,465
Entegris 144A 4.75% 4/15/29 #		135,000	129,527
			292,838
Transportation — 0.82%
Autostrade per l'Italia 2.00% 1/15/30	EUR	100,000	98,043
Babcock International Group 1.375% 9/13/27	EUR	100,000	99,645
			197,688
Total Corporate Bonds
(cost $10,009,307)			9,837,672

Government Agency Obligation — 0.92%
QazaqGaz JSC 144A 4.375%9/26/27#		235,000	221,613
Total Government Agency Obligation
(cost $216,670)			221,613

Sovereign Bonds — 34.30%∆
Australia — 1.45%
Australia Government Bond 4.75% 6/21/54	AUD	500,000	348,644
			348,644
Belgium — 0.70%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/43 #	EUR	150,000	166,909
			166,909
Bermuda — 0.80%
Bermuda Government International Bond 144A 5.00% 7/15/32 #		200,000	192,900
			192,900
Brazil — 0.32%
Brazil Notas do Tesouro Nacional Serie F 10.00% 1/1/33	BRL	400,000	75,945
			75,945
Chile — 0.80%
Chile Government International Bond 4.34% 3/7/42		219,000	191,565
			191,565
Dominican Republic — 0.83%
Dominican Republic International Bond 6.50% 2/15/48		210,000	200,222
			200,222
Finland — 0.04%
Finland Government Bond 144A 1.375% 4/15/27 #	EUR	10,000	10,360
			10,360
France — 0.39%
French Republic Government Bond OAT 144A 3.50% 11/25/33 #	EUR	83,000	94,756
			94,756
Georgia — 0.78%
Georgia Government International Bond 144A 2.75% 4/22/26 #		200,000	186,526
			186,526
Germany — 5.23%
Bundesobligation 1.30% 10/15/27	EUR	500,000	519,235
Bundesrepublik Deutschland Bundesanleihe
1.80% 8/15/53	EUR	110,000	102,767
2.20% 2/15/34	EUR	395,000	422,719
2.60% 8/15/33	EUR	190,000	210,565
			1,255,286
Indonesia — 1.65%
Indonesia Government International Bond 1.40% 10/30/31	EUR	110,000	100,577

Schedules of investments

Delaware Ivy Total Return Bond Fund

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Indonesia (continued)
Indonesia Treasury Bond 6.625% 2/15/34	IDR	1,510,000,000	$94,497
Perusahaan Penerbit SBSN Indonesia III 4.70% 6/6/32		204,000	200,302
			395,376
Italy — 4.29%
Italy Buoni Poliennali Del Tesoro
0.95% 6/1/32	EUR	420,000	373,878
144A 2.95% 9/1/38 #	EUR	320,000	309,578
3.80% 4/15/26	EUR	110,000	120,028
4.20% 3/1/34	EUR	200,000	225,985
			1,029,469
Ivory Coast — 1.46%
Ivory Coast Government International Bond 5.875% 10/17/31	EUR	350,000	349,674
			349,674
Japan — 2.23%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	110,000,000	535,483
			535,483
Netherlands — 2.88%
Netherlands Government Bonds
144A 2.00% 1/15/54 #	EUR	130,000	121,836
144A 2.50% 7/15/33 #	EUR	530,000	569,342
			691,178
Paraguay — 1.25%
Paraguay Government International Bond 144A 4.95%4/28/31#		312,000	300,925
			300,925
Poland — 1.36%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #		200,000	199,221
Republic of Poland Government International Bond 5.50% 4/4/53		128,000	127,872
			327,093
Serbia — 0.74%
Serbia International Bond 1.00% 9/23/28	EUR	193,000	177,194
			177,194
Spain — 1.81%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	180,000	133,307
144A 3.55% 10/31/33 #	EUR	270,000	301,891
			435,198
United Kingdom — 5.07%
United Kingdom Gilt
1.75% 9/7/37	GBP	365,000	348,785
4.50% 6/7/28	GBP	490,000	632,090
4.75% 10/22/43	GBP	87,000	115,152
0.375% 10/22/30	GBP	120,000	121,999
			1,218,026
Uruguay — 0.22%
Uruguay Government International Bond 9.75% 7/20/33	UYU	1,839,000	51,547
			51,547
Total Sovereign Bonds
(cost $8,283,380)			8,234,276

Supranational Banks — 1.78%
Banque Ouest Africaine de Developpement 4.70% 10/22/31		200,000	172,656
European Union 1.00% 7/6/32	EUR	270,000	254,205
Total Supranational Banks
(cost $475,161)			426,861

US Treasury Obligations — 5.76%
US Treasury Bonds
3.875%5/15/43		2,900	2,677
4.50%2/15/44		325,000	326,879
4.75%11/15/43		1,000	1,038
US Treasury Notes
4.00%1/31/31		25,000	24,678
4.00%2/15/34		25,000	24,590
4.25%3/15/27		65,000	64,706
4.25%2/28/29		830,000	831,232
4.50%11/15/33		105,000	107,354
Total US Treasury Obligations
(cost $1,386,890)			1,383,154

	Number of contracts	Value (US $)
Options Purchased — 0.01%
Foreign Currency Put Options — 0.01%
CHF vs JPY, strike price $156, expiration date 6/14/24, notional amount $83,460,000 (JPMCB)	535,000	$690
USD vs JPY, strike price $139, expiration date 5/14/24, notional amount $87,795,180 (JPMCB)	631,620	364
Total Options Purchased
(cost $25,458)		1,054
Total Value of Securities Before Options Written—97.76%
(cost $23,774,865)		23,470,346

Options Written — (0.00%)
Foreign Currency Put Options — (0.00%)
CHF vs JPY, strike price $152, expiration date 6/14/24, notional amount $(81,320,000) (JPMCB)	(535,000)	(305)
USD vs JPY, strike price $134, expiration date 5/14/24, notional amount $(84,637,080) (JPMCB)	(631,620)	(130)
Futures Call Options — 0.00%
US Treasury 10 yr Notes, strike price $117, expiration date 4/26/24, notional amount $(105,300,000)	(9)	0
Total Options Written
(premium received $17,249)		$(435)

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2024, the aggregate value of Rule 144A securities was $4,552,723, which represents 18.96% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
∆	Securities have been classified by country of risk.

The following forward foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at March 31, 2024:1

Forward Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
CITI	AUD	(3,070,000)	USD	2,018,444	4/19/24	$16,620	$—
CITI	GBP	(975,000)	USD	1,237,762	4/19/24	7,017	—
CITI	JPY	(83,490,880)	USD	553,168	4/19/24	—	(217)
JPMCB	CZK	1,144,211	USD	(49,376)	4/19/24	—	(599)
JPMCB	EUR	(583,000)	USD	637,608	4/19/24	8,086	—
JPMCB	INR	10,125,540	USD	(122,252)	4/19/24	—	(893)
TD	CAD	25,000	USD	(18,498)	4/19/24	—	(35)
TD	EUR	(5,195,000)	USD	5,655,407	4/19/24	45,857	—
Total Forward Foreign Currency Exchange Contracts						$77,580	$(1,744)

Schedules of investments

Delaware Ivy Total Return Bond Fund

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
(5)	10 yr Gilt	$(630,696)	$(617,120)	6/26/24	$—	$(13,576)	$(1,120)
26	Australian 3 yr Treasury Bonds	1,811,436	1,812,342	6/17/24	—	(906)	1,499
9	Australian 10 yr Treasury Bonds	683,700	683,033	6/17/24	667	—	2,108
9	Canadian Treasury 10 yr Bonds	799,572	804,642	6/19/24	—	(5,070)	(142)
32	Euro-Bobl	4,082,368	4,070,994	6/6/24	11,374	—	—
(14)	Euro-BTP	(1,797,515)	(1,770,752)	6/6/24	—	(26,763)	7,070
(8)	Euro-Bund	(1,151,176)	(1,142,097)	6/6/24	—	(9,079)	(54)
1	Euro-Buxl	146,507	145,193	6/6/24	1,314	—	190
4	Euro-OAT	553,105	549,790	6/6/24	3,315	—	(662)
(9)	Euro-Schatz	(1,026,310)	(1,026,764)	6/6/24	454	—	291
(1)	Mini 10 yr Japanese Government Bond	(96,254)	(96,232)	6/12/24	—	(22)	7
8	Short-Term Euro-BTP	913,829	912,551	6/6/24	1,278	—	(871)
12	US Treasury 2 yr Notes	2,453,813	2,455,716	6/28/24	—	(1,903)	(2,438)
27	US Treasury 5 yr Notes	2,889,422	2,880,837	6/28/24	8,585	—	(3,164)
(30)	US Treasury 10 yr Notes	(3,323,907)	(3,302,073)	6/18/24	—	(21,834)	2,344
(28)	US Treasury 10 yr Ultra Notes	(3,209,063)	(3,188,268)	6/18/24	—	(20,795)	(438)
1	US Treasury Long Bonds	120,438	118,066	6/18/24	2,372	—	250
Total Futures Contracts			$3,289,858		$29,359	$(99,948)	$4,870

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]
Over-The-Counter: Protection Purchased/ Moody’s Ratings:
JPMCB Republic of Brazil 1.00%6/20/28 Ba2 6/20/28- Quarterly	347,000	1.000%	$1,206	$12,451	$—	$(11,245)
JPMCB Republic of Indonesia 1.00% 6/20/28 Baa2 6/20/28- Quarterly	495,000	1.000%	(7,728)	(2,402)	—	(5,326)
Total CDS Contracts			$(6,522)	$10,049	$—	$(16,571)

IRS Contracts[5] Reference Obligation/ Termination Date/ Payment Frequency (Fixed Rate/ Floating Rate)	Notional Amount[3]	Fixed/ Floating Interest Rate Paid (Received)		Value	Amortized Upfront Payments Paid (Received)	Unrealized Appreciation[4]	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared:
1 yr IRS[6] 6/19/25-
(Quarterly /		(4.095	)%/
Quarterly)	AUD 10,150,000	4.344%		$2,638	$—	$2,638	$—	$164
2 yr IRS[7] 3/15/26-
(Annually/		(4.401	)%/
Annually)	950,000	5.32%		(187)	—	—	(187)	(991)
10 yr IRS[8]
2//15/33-
(Annually/		(2.551	)%/
Annually)	EUR 133,000	3.906%		1,515	(19)	1,534	—	(85)
12 yr IRS[9] 3/7/36-
(Annually/		(3.811	)%/
Annually)	GBP 200,000	5.19%		4,033	(69)	4,102	—	(58)
20 yr IRS[7] 8/15/43-
(Annually/		3.669	%/
Annually)	282,000	(5.32)%		5,356	22	5,334	—	(42)
20 yr IRS[9]
10/22/43-
(Annually/		3.698	%/
Annually)	GBP 84,000	(5.19)%		500	385	115	—	44
Total IRS Contracts				$13,855	$319	$13,723	$(187)	$(968)

The use of forward foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $830.
[5]	An IRS agreement is an exchange of interest rates between counterparties. Periodic payments (receipt) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[6]	Rates reset based on BBSW3M.
[7]	Rates reset based on SOFR.
[8]	Rates reset based on ESTR.
[9]	Rates reset based on SONIA.

Schedules of investments

Delaware Ivy Total Return Bond Fund

Summary of abbreviations:

BBSW3M – Bank Bill Swap Rate 3 Month

BTP – Buoni del Tesoro Poliennali

CITI – Citigroup

DAC – Designated Activity Company

ESTR – Euro Short-Term Rate

GNMA – Government National Mortgage Association

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

OAT – Obligations Assimilables du Trésor

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

SONIA – Sterling Overnight Indexed Average

TD – TD Bank

yr – Year

Summary of currencies:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK – Czech Koruna

EUR – European Monetary Unit

GBP – British Pound Sterling

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

USD – US Dollar

UYU – Uruguayan Peso

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

Ivy Funds

March 31, 2024 (Unaudited)

	Delaware Ivy
	Government	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Securities	High Yield	Multi-Asset	Total Return
	Fund	Fund	Income Fund	Bond Fund
Assets:
Investments, at value*	$126,978,840	$27,215,125	$93,616,070	$23,470,346
Foreign currencies, at valueΔ	—	—	8,002	144,371
Cash	66,146	—	98,814	—
Cash collateral due from brokers	271,893	—	6,501	288,600
Dividends and interest receivable	769,680	479,676	648,504	259,238
Receivable for fund shares sold	204,173	69,843	58,279	28,189
Prepaid expenses	31,327	40,072	37,112	44,373
Receivable for securities sold	—	15,403	718,069	189,924
Foreign tax reclaims receivable	—	—	185,512	—
Variation margin due from broker on futures contracts	—	—	—	4,870
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	77,580
Upfront payments paid on over-the-counter credit default swap contracts	—	—	—	10,049
Investment management fees receivable	—	2,570	—	8,680
Other assets	10,194	—	—	—
Total Assets	128,332,253	27,822,689	95,376,863	24,526,220
Liabilities:
Options written, at valueΣ	—	—	—	435
Due to custodian	—	497,976	—	219,327
Payable for securities purchased	2,046,103	385,331	562,177	49,055
Payable for fund shares redeemed	319,029	123,499	444,725	107,938
Other accrued expenses	107,688	32,245	44,580	86,453
Administration expenses payable to affiliates	65,096	22,840	53,499	33,795
Investment management fees payable to affiliates	33,204	—	18,149	—
Variation margin due to broker on futures contracts	17,851	—	937	—
Distribution fees payable to affiliates	9,702	1,453	12,329	1,318
Distribution payable	638	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	1,744
Variation margin due to brokers on centrally cleared interest rate swap contracts	—	—	—	968
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	—	16,571
Total Liabilities	2,599,311	1,063,344	1,136,396	517,604
Total Net Assets	$125,732,942	$26,759,345	$94,240,467	$24,008,616

Net Assets Consist of:
Paid-in capital	$168,104,123	$36,631,002	$107,313,678	$43,661,472
Total distributable earnings (loss)	(42,371,181)	(9,871,657)	(13,073,211)	(19,652,856)
Total Net Assets	$125,732,942	$26,759,345	$94,240,467	$24,008,616

Statements of assets and liabilities

Ivy Funds

	Delaware Ivy
	Government	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Securities	High Yield	Multi-Asset	Total Return
	Fund	Fund	Income Fund	Bond Fund
Net Asset Value

Class A:
Net assets	$43,433,870	$6,630,606	$43,697,132	$5,372,750
Shares of beneficial interest outstanding, unlimited authorization, no par	9,157,665	774,672	4,593,683	642,937
Net asset value per share	$4.74	$8.56	$9.51	$8.36
Sales charge	4.50%	4.50%	5.75%	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$4.96	$8.96	$10.09	$8.75

Class C:
Net assets	$481,449	$—	$3,561,599	$182,703
Shares of beneficial interest outstanding, unlimited authorization, no par	101,480	—	374,000	22,130
Net asset value per share	$4.74	$—	$9.52	$8.26

Class I:
Net assets	$49,319,106	$20,112,631	$45,753,245	$18,411,925
Shares of beneficial interest outstanding, unlimited authorization, no par	10,400,133	2,348,706	4,804,894	2,185,296
Net asset value per share	$4.74	$8.56	$9.52	$8.43

Class R6:
Net assets	$32,498,517	$16,108	$1,164,793	$41,238
Shares of beneficial interest outstanding, unlimited authorization, no par	6,851,894	1,868	122,482	4,797
Net asset value per share	$4.74	$8.62	$9.51	$8.60

Class Y:
Net assets	$—	$—	$63,698	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	—	—	6,684	—
Net asset value per share	$—	$—	$9.53	$—

*Investments, at cost	$129,793,406	$27,866,855	$93,486,565	$23,774,865
∆Foreign currencies, at cost	—	—	7,783	257,251
∑Options written, premium received	—	—	—	(17,249)

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Ivy Funds

Six months ended March 31, 2024 (Unaudited)

	Delaware Ivy
	Government	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Securities	High Yield	Multi-Asset	Total Return
	Fund	Fund	Income Fund	Bond Fund
Investment Income:
Interest	$2,849,479	$1,133,636	$1,631,262	$590,885
Dividends	27,797	—	957,107	32,478
Foreign tax withheld	—	—	(41,653)	—
	2,877,276	1,133,636	2,546,716	623,363

Expenses:
Management fees	349,753	93,448	351,379	124,483
Distribution expenses — Class A	52,503	9,391	55,552	7,048
Distribution expenses — Class C	3,104	—	18,864	900
Distribution expenses — Class Y	—	—	76	—
Dividend disbursing and transfer agent fees and expenses	72,422	17,451	67,328	17,254
Registration fees	35,184	26,090	41,362	39,892
Accounting and administration expenses	30,676	17,983	27,433	19,618
Audit and tax fees	19,290	22,385	24,057	26,303
Reports and statements to shareholders expenses	17,317	6,952	12,964	9,646
Legal fees	5,065	1,171	7,062	4,215
Trustees’ fees and expenses	4,868	759	3,016	1,408
Custodian fees	49	684	20,307	16,774
Other	17,439	25,786	56,734	27,841
	607,670	222,100	686,134	295,382
Less expenses waived	(117,676)	(104,985)	(235,212)	(155,727)
Less expenses paid indirectly	(170)	(76)	(213)	(89)
Total operating expenses	489,824	117,039	450,709	139,566
Net Investment Income (Loss)	2,387,452	1,016,597	2,096,007	483,797

Statements of operations

Ivy Funds

	Delaware Ivy
	Government	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Securities	High Yield	Multi-Asset	Total Return
	Fund	Fund	Income Fund	Bond Fund
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(5,382,137)	$(57,357)	$(1,189,031)	$(1,650,123)
Foreign currencies	—	—	(13,706)	(414,251)
Forward foreign currency exchange contracts	—	—	—	373,474
Futures contracts	(96,266)	—	(2,500)	179,140
Options purchased	—	—	—	16,989
Options written	4,948	—	—	(5,551)
Swap contracts	—	—	—	52,320
Net realized gain (loss)	(5,473,455)	(57,357)	(1,205,237)	(1,448,002)

Net change in unrealized appreciation (depreciation) on:
Investments	10,244,992	1,485,355	8,648,387	3,129,603
Foreign currencies	—	—	6,501	(8,322)
Forward foreign currency exchange contracts	—	—	—	(445,767)
Futures contracts	151,385	—	(2,123)	(168,366)
Options purchased	—	—	—	(60,035)
Options written	—	—	—	16,814
Swap contracts	—	—	—	(8,837)
Net change in unrealized appreciation (depreciation)	10,396,377	1,485,355	8,652,765	2,455,090
Net Realized and Unrealized Gain (Loss)	4,922,922	1,427,998	7,447,528	1,007,088
Net Increase (Decrease) in Net Assets Resulting from Operations	$7,310,374	$2,444,595	$9,543,535	$1,490,885

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy
	Government		Delaware Ivy
	Securities		High Yield
	Fund		Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,387,452	$4,234,559	$1,016,597	$2,406,328
Net realized gain (loss)	(5,473,455)	(8,305,849)	(57,357)	(3,727,425)
Net change in unrealized appreciation (depreciation)	10,396,377	2,081,740	1,485,355	5,169,700
Net increase (decrease) in net assets resulting from operations	7,310,374	(1,989,550)	2,444,595	3,848,603

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(687,282)	(1,234,530)	(246,307)	(610,522)
Class C	(7,758)	(12,189)	—	—
Class I	(1,112,473)	(2,341,706)	(773,081)	(1,903,847)
Class R6	(604,311)	(759,490)	(543)	(1,005)
	(2,411,824)	(4,347,915)	(1,019,931)	(2,515,374)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	7,420,475	6,773,632	611,503	1,872,134
Class C	109,669	238,986	—	—
Class I	4,439,088	26,433,399	1,698,799	4,490,314
Class R6	2,207,029	15,477,939	—	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	683,819	1,228,827	245,813	609,536
Class C	7,699	12,131	—	—
Class I	1,112,149	2,341,374	771,936	1,901,057
Class R6	604,311	759,490	542	1,005
	16,584,239	53,265,778	3,328,593	8,874,046
Cost of shares redeemed:
Class A	(9,057,715)	(18,481,894)	(2,177,592)	(5,173,294)
Class C	(298,965)	(329,909)	—	—
Class I	(34,402,125)	(51,286,080)	(6,299,395)	(17,470,495)
Class R6	(4,927,514)	(10,206,225)	—	—
	(48,686,319)	(80,304,108)	(8,476,987)	(22,643,789)
Decrease in net assets derived from capital share transactions	(32,102,080)	(27,038,330)	(5,148,394)	(13,769,743)
Net Decrease in Net Assets	(27,203,530)	(33,375,795)	(3,723,730)	(12,436,514)

Net Assets:
Beginning of period	152,936,472	186,312,267	30,483,075	42,919,589
End of period	$125,732,942	$152,936,472	$26,759,345	$30,483,075

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Ivy Funds

	Delaware Ivy		Delaware Ivy
	Multi-Asset		Total Return
	Income Fund		Bond Fund
	Six months		Six months
	ended		ended
	3/31/24	Year ended	3/31/24	Year ended
	(Unaudited)	9/30/23	(Unaudited)	9/30/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,096,007	$5,116,686	$483,797	$1,701,700
Net realized gain (loss)	(1,205,237)	(12,216,215)	(1,448,002)	(8,798,251)
Net change in unrealized appreciation (depreciation)	8,652,765	24,555,102	2,455,090	10,480,414
Net increase (decrease) in net assets resulting from operations	9,543,535	17,455,573	1,490,885	3,383,863

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,443,838)	(4,929,511)	(102,829)	(624,261)
Class C	(105,757)	(406,153)	(2,528)	(23,924)
Class I	(1,635,702)	(7,828,438)	(374,171)	(2,997,676)
Class R6	(41,135)	(101,902)	—	(3,045,625)
Class Y	(2,052)	(7,553)	—	—
	(3,228,484)	(13,273,557)	(479,528)	(6,691,486)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	2,196,343	4,227,541	459,025	1,788,274
Class C	59,651	174,156	21,807	35,827
Class I	1,256,652	4,457,791	1,961,299	2,212,071
Class R6	267,604	110,927	7,198	2,371,555

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	1,443,412	4,924,822	102,829	624,261
Class C	104,976	405,486	2,528	23,924
Class I	1,630,413	7,813,894	374,171	2,997,676
Class R6	41,135	101,902	—	3,045,625
Class Y	2,052	7,553	—	—
	7,002,238	22,224,072	2,928,857	13,099,213
Cost of shares redeemed:
Class A	(8,006,871)	(21,938,170)	(1,230,119)	(3,400,674)
Class C	(769,872)	(1,649,817)	(25,505)	(219,477)
Class I	(15,849,453)	(57,003,573)	(4,147,702)	(22,040,860)
Class R6	(183,150)	(278,505)	(16,447,485)	(21,909,551)
Class Y	—	(40,657)	—	—
	(24,809,346)	(80,910,722)	(21,850,811)	(47,570,562)
Decrease in net assets derived from capital share transactions	(17,807,108)	(58,686,650)	(18,921,954)	(34,471,349)
Net Decrease in Net Assets	(11,492,057)	(54,504,634)	(17,910,597)	(37,778,972)

Net Assets:
Beginning of period	105,732,524	160,237,158	41,919,213	79,698,185
End of period	$94,240,467	$105,732,524	$24,008,616	$41,919,213

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Government Securities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$4.59	$4.80	$5.61	$5.78	$5.59	$5.23

Income (loss) from investment operations:
Net investment income[2]	0.08	0.12	0.04	0.03	0.06	0.08
Net realized and unrealized gain (loss)	0.15	(0.21)	(0.80)	(0.14)	0.20	0.37
Total from investment operations	0.23	(0.09)	(0.76)	(0.11)	0.26	0.45

Less dividends and distributions from:
Net investment income	(0.08)	(0.12)	(0.05)	(0.06)	(0.07)	(0.09)
Total dividends and distributions	(0.08)	(0.12)	(0.05)	(0.06)	(0.07)	(0.09)

Net asset value, end of period	$4.74	$4.59	$4.80	$5.61	$5.78	$5.59

Total return[3]	4.96%	(1.96)%	(13.67)%	(1.94)%	4.75%	8.59%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,434	$43,011	$55,336	$79 [4]	$96 [4]	$68 [4]
Ratio of expenses to average net assets[5]	0.89%	0.92%	0.97%	0.97%	0.98%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.06%	1.01%	1.13%	1.00%	1.05%	1.13%
Ratio of net investment income to average net assets	3.22%	2.41%	0.67%	0.59%	1.07%	1.47%
Ratio of net investment income to average net assets prior to fees waived	3.05%	2.32%	0.51%	0.56%	1.00%	1.34%
Portfolio turnover	55%	136%	148%[6]	31%	43%	12%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Government Securities Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$4.60	$4.80	$5.61	$5.78	$5.59	$5.23

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.08	(0.01)	(0.01)	0.01	0.03
Net realized and unrealized gain (loss)	0.14	(0.20)	(0.80)	(0.15)	0.20	0.37
Total from investment operations	0.20	(0.12)	(0.81)	(0.16)	0.21	0.40

Less dividends and distributions from:
Net investment income	(0.06)	(0.08)	— [3]	(0.01)	(0.02)	(0.04)
Total dividends and distributions	(0.06)	(0.08)	— [3]	(0.01)	(0.02)	(0.04)

Net asset value, end of period	$4.74	$4.60	$4.80	$5.61	$5.78	$5.59

Total return[4]	4.34%[5]	(2.52)%[5]	(14.44)%[5]	(2.75)%	3.83%[5]	7.61%[5]

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481	$645	$754	$1 [6]	$2 [6]	$1 [6]
Ratio of expenses to average net assets[7]	1.64%	1.70%	1.83%	1.82%	1.86%	1.88%
Ratio of expenses to average net assets prior to fees waived[7]	1.81%	1.86%	2.06%	1.82%	1.90%	1.95%
Ratio of net investment income (loss) to average net assets	2.47%	1.64%	(0.19)%	(0.26)%	0.18%	0.59%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.30%	1.48%	(0.42)%	(0.26)%	0.14%	0.52%
Portfolio turnover	55%	136%	148%[8]	31%	43%	12%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[5]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Government Securities Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$4.59	$4.80	$5.61	$5.78	$5.59	$5.23

Income (loss) from investment operations:
Net investment income[2]	0.08	0.13	0.05	0.05	0.08	0.09
Net realized and unrealized gain (loss)	0.15	(0.21)	(0.80)	(0.15)	0.20	0.37
Total from investment operations	0.23	(0.08)	(0.75)	(0.10)	0.28	0.46

Less dividends and distributions from:
Net investment income	(0.08)	(0.13)	(0.06)	(0.07)	(0.09)	(0.10)
Total dividends and distributions	(0.08)	(0.13)	(0.06)	(0.07)	(0.09)	(0.10)

Net asset value, end of period	$4.74	$4.59	$4.80	$5.61	$5.78	$5.59

Total return[3]	5.09%	(1.71)%	(13.45)%	(1.69)%	5.01%	8.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$49,319	$75,816	$101,424	$130 [4]	$140 [4]	$93 [4]
Ratio of expenses to average net assets[5]	0.64%	0.67%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	0.81%	0.68%	0.80%	0.76%	0.77%	0.77%
Ratio of net investment income to average net assets	3.47%	2.66%	0.91%	0.84%	1.32%	1.75%
Ratio of net investment income to average net assets prior to fees waived	3.30%	2.65%	0.83%	0.80%	1.27%	1.70%
Portfolio turnover	55%	136%	148%[6]	31%	43%	12%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Government Securities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$4.59	$4.80	$5.61	$5.78	$5.59	$5.23

Income (loss) from investment operations:
Net investment income[2]	0.08	0.13	0.05	0.05	0.08	0.10
Net realized and unrealized gain (loss)	0.15	(0.20)	(0.79)	(0.14)	0.20	0.37
Total from investment operations	0.23	(0.07)	(0.74)	(0.09)	0.28	0.47

Less dividends and distributions from:
Net investment income	(0.08)	(0.14)	(0.07)	(0.08)	(0.09)	(0.11)
Total dividends and distributions	(0.08)	(0.14)	(0.07)	(0.08)	(0.09)	(0.11)

Net asset value, end of period	$4.74	$4.59	$4.80	$5.61	$5.78	$5.59

Total return[3]	5.13%[4]	(1.65)%[4]	(13.36)%[4]	(1.57)%	5.13%	9.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$32,499	$33,464	$28,798	$138 [5]	$172 [5]	$120 [5]
Ratio of expenses to average net assets[6]	0.57%	0.60%	0.62%	0.60%	0.61%	0.61%
Ratio of expenses to average net assets prior to fees waived[6]	0.71%	0.66%	0.63%	0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	3.54%	2.75%	0.96%	0.96%	1.44%	1.86%
Ratio of net investment income to average net assets prior to fees waived	3.40%	2.69%	0.95%	0.96%	1.44%	1.86%
Portfolio turnover	55%	136%	148%[7]	31%	43%	12%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.17	$7.96	$10.24	$9.72	$9.88	$9.81

Income (loss) from investment operations:
Net investment income[2]	0.28	0.53	0.47	0.47	0.48	0.52
Net realized and unrealized gain (loss)	0.39	0.24	(1.98)	0.54	(0.16)	0.06
Total from investment operations	0.67	0.77	(1.51)	1.01	0.32	0.58

Less dividends and distributions from:
Net investment income	(0.28)	(0.56)	(0.50)	(0.49)	(0.48)	(0.51)
Net realized gain	—	—	(0.27)	—	—	—
Total dividends and distributions	(0.28)	(0.56)	(0.77)	(0.49)	(0.48)	(0.51)

Net asset value, end of period	$8.56	$8.17	$7.96	$10.24	$9.72	$9.88

Total return[3]	8.32%	9.81%	(15.64)%	10.50%	3.40%	6.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,631	$7,584	$9,968	$14 [4]	$15 [4]	$10 [4]
Ratio of expenses to average net assets[5]	0.97%	0.97%	0.99%	0.99%	0.99%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	1.67%	1.41%	1.28%	1.13%	1.16%	1.15%
Ratio of net investment income to average net assets	6.61%	6.37%	5.05%	4.64%	5.02%	5.32%
Ratio of net investment income to average net assets prior to fees waived	5.91%	5.93%	4.76%	4.50%	4.85%	5.17%
Portfolio turnover	16%	42%	47%	83%	80%	69%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy High Yield Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.17	$7.96	$10.25	$9.72	$9.88	$9.81

Income (loss) from investment operations:
Net investment income[2]	0.29	0.55	0.49	0.50	0.51	0.54
Net realized and unrealized gain (loss)	0.39	0.24	(1.98)	0.54	(0.17)	0.07
Total from investment operations	0.68	0.79	(1.49)	1.04	0.34	0.61

Less dividends and distributions from:
Net investment income	(0.29)	(0.58)	(0.53)	(0.51)	(0.50)	(0.54)
Net realized gain	—	—	(0.27)	—	—	—
Total dividends and distributions	(0.29)	(0.58)	(0.80)	(0.51)	(0.50)	(0.54)

Net asset value, end of period	$8.56	$8.17	$7.96	$10.25	$9.72	$9.88

Total return[3]	8.51%	10.07%	(15.51)%	10.91%	3.68%	6.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$20,112	$22,884	$32,938	$85 [4]	$87 [4]	$54 [4]
Ratio of expenses to average net assets[5]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	1.42%	1.13%	1.03%	0.97%	1.01%	1.02%
Ratio of net investment income to average net assets	6.86%	6.62%	5.23%	4.90%	5.30%	5.60%
Ratio of net investment income to average net assets prior to fees waived	6.16%	6.21%	4.92%	4.65%	5.01%	5.30%
Portfolio turnover	16%	42%	47%	83%	80%	69%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy High Yield Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.23	$8.01	$10.24	$9.71	$9.88	$9.80

Income (loss) from investment operations:
Net investment income[2]	0.29	0.56	0.49	0.50	0.51	0.54
Net realized and unrealized gain (loss)	0.40	0.24	(1.99)	0.54	(0.18)	0.08
Total from investment operations	0.69	0.80	(1.50)	1.04	0.33	0.62

Less dividends and distributions from:
Net investment income	(0.30)	(0.58)	(0.46)	(0.51)	(0.50)	(0.54)
Net realized gain	—	—	(0.27)	—	—	—
Total dividends and distributions	(0.30)	(0.58)	(0.73)	(0.51)	(0.50)	(0.54)

Net asset value, end of period	$8.62	$8.23	$8.01	$10.24	$9.71	$9.88

Total return[3]	8.46%	10.15%	(15.56)%	10.92%	3.58%	6.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$16	$15	$14	$35 [4]	$40 [4]	$38 [4]
Ratio of expenses to average net assets[5]	0.69%	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of expenses to average net assets prior to fees waived[5]	1.32%	1.12%	0.87%	0.80%	0.83%	0.84%
Ratio of net investment income to average net assets	6.89%	6.68%	5.20%	4.91%	5.29%	5.59%
Ratio of net investment income to average net assets prior to fees waived	6.26%	6.28%	5.05%	4.83%	5.18%	5.47%
Portfolio turnover	16%	42%	47%	83%	80%	69%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Multi-Asset Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.94	$8.90	$11.28	$9.81	$10.58	$11.07

Income (loss) from investment operations:
Net investment income[2]	0.19	0.34	0.34	0.37	0.39	0.43
Net realized and unrealized gain (loss)	0.69	0.60	(2.18)	1.53	(0.61)	(0.13)
Total from investment operations	0.88	0.94	(1.84)	1.90	(0.22)	0.30

Less dividends and distributions from:
Net investment income	(0.31)	(0.28)	(0.54)	(0.43)	(0.42)	(0.45)
Net realized gain	—	(0.62)	—	—	(0.13)	(0.34)
Total dividends and distributions	(0.31)	(0.90)	(0.54)	(0.43)	(0.55)	(0.79)

Net asset value, end of period	$9.51	$8.94	$8.90	$11.28	$9.81	$10.58

Total return[3]	9.94%	10.53%	(16.99)%	19.57%[4]	(2.10)%	3.22%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,697	$45,306	$56,948	$87 [5]	$88 [5]	$119 [5]
Ratio of expenses to average net assets[6]	1.00%	1.06%	1.19%	1.17%	1.20%	1.20%
Ratio of expenses to average net assets prior to fees waived[6]	1.47%	1.31%	1.36%	1.24%	1.27%	1.24%
Ratio of net investment income to average net assets	4.07%	3.59%	3.21%	3.38%	3.89%	4.06%
Ratio of net investment income to average net assets prior to fees waived	3.60%	3.34%	3.04%	3.31%	3.82%	4.02%
Portfolio turnover	28%	51%	127%[7]	57%	71%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.95	$8.91	$11.27	$9.81	$10.58	$11.07

Income (loss) from investment operations:
Net investment income[2]	0.15	0.27	0.26	0.29	0.32	0.35
Net realized and unrealized gain (loss)	0.70	0.59	(2.17)	1.51	(0.61)	(0.12)
Total from investment operations	0.85	0.86	(1.91)	1.80	(0.29)	0.23

Less dividends and distributions from:
Net investment income	(0.28)	(0.20)	(0.45)	(0.34)	(0.35)	(0.38)
Net realized gain	—	(0.62)	—	—	(0.13)	(0.34)
Total dividends and distributions	(0.28)	(0.82)	(0.45)	(0.34)	(0.48)	(0.72)

Net asset value, end of period	$9.52	$8.95	$8.91	$11.27	$9.81	$10.58

Total return[3]	9.51%	9.65%	(17.54)%	18.56%[4]	(2.85)%	2.46%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,561	$3,927	$4,909	$8 [5]	$10 [5]	$14 [5]
Ratio of expenses to average net assets[6]	1.75%	1.82%	1.99%	1.95%	1.96%	1.94%
Ratio of expenses to average net assets prior to fees waived[6]	2.22%	2.11%	2.18%	2.02%	2.03%	1.98%
Ratio of net investment income to average net assets	3.32%	2.83%	2.40%	2.61%	3.13%	3.31%
Ratio of net investment income to average net assets prior to fees waived	2.85%	2.54%	2.21%	2.54%	3.06%	3.27%
Portfolio turnover	28%	51%	127%[7]	57%	71%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Multi-Asset Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.95	$8.90	$11.28	$9.81	$10.59	$11.07

Income (loss) from investment operations:
Net investment income[2]	0.20	0.37	0.39	0.42	0.43	0.47
Net realized and unrealized gain (loss)	0.69	0.60	(2.18)	1.53	(0.61)	(0.11)
Total from investment operations	0.89	0.97	(1.79)	1.95	(0.18)	0.36

Less dividends and distributions from:
Net investment income	(0.32)	(0.30)	(0.59)	(0.48)	(0.47)	(0.50)
Net realized gain	—	(0.62)	—	—	(0.13)	(0.34)
Total dividends and distributions	(0.32)	(0.92)	(0.59)	(0.48)	(0.60)	(0.84)

Net asset value, end of period	$9.52	$8.95	$8.90	$11.28	$9.81	$10.59

Total return[3]	10.06%	10.95%	(16.64)%	20.08%[4]	(1.76)%	3.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$45,753	$55,473	$97,268	$211 [5]	$220 [5]	$320 [5]
Ratio of expenses to average net assets[6]	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	1.22%	0.98%	1.05%	0.99%	0.99%	0.97%
Ratio of net investment income to average net assets	4.32%	3.94%	3.60%	3.81%	4.32%	4.51%
Ratio of net investment income to average net assets prior to fees waived	3.85%	3.71%	3.30%	3.57%	4.08%	4.29%
Portfolio turnover	28%	51%	127%[7]	57%	71%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Multi-Asset Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.94	$8.90	$11.28	$9.82	$10.59	$11.08

Income (loss) from investment operations:
Net investment income[2]	0.21	0.37	0.39	0.43	0.44	0.47
Net realized and unrealized gain (loss)	0.69	0.60	(2.18)	1.51	(0.61)	(0.12)
Total from investment operations	0.90	0.97	(1.79)	1.94	(0.17)	0.35

Less dividends and distributions from:
Net investment income	(0.33)	(0.31)	(0.59)	(0.48)	(0.47)	(0.50)
Net realized gain	—	(0.62)	—	—	(0.13)	(0.34)
Total dividends and distributions	(0.33)	(0.93)	(0.59)	(0.48)	(0.60)	(0.84)

Net asset value, end of period	$9.51	$8.94	$8.90	$11.28	$9.82	$10.59

Total return[3]	10.13%	10.91%	(16.60)%	19.95%[4]	(1.66)%	3.69%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,165	$969	$1,024	$2 [5]	$3 [5]	$4 [5]
Ratio of expenses to average net assets[6]	0.71%	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of expenses to average net assets prior to fees waived[6]	1.11%	0.96%	0.92%	0.84%	0.84%	0.92%
Ratio of net investment income to average net assets	4.36%	3.89%	3.66%	3.91%	4.34%	4.50%
Ratio of net investment income to average net assets prior to fees waived	3.96%	3.68%	3.49%	3.82%	4.25%	4.33%
Portfolio turnover	28%	51%	127%[7]	57%	71%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Multi-Asset Income Fund Class Y

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.96	$8.90	$11.28	$9.82	$10.59	$11.07

Income (loss) from investment operations:
Net investment income[2]	0.19	0.34	0.34	0.39	0.40	0.42
Net realized and unrealized gain (loss)	0.69	0.60	(2.17)	1.50	(0.61)	(0.10)
Total from investment operations	0.88	0.94	(1.83)	1.89	(0.21)	0.32

Less dividends and distributions from:
Net investment income	(0.31)	(0.26)	(0.55)	(0.43)	(0.43)	(0.46)
Net realized gain	—	(0.62)	—	—	(0.13)	(0.34)
Total dividends and distributions	(0.31)	(0.88)	(0.55)	(0.43)	(0.56)	(0.80)

Net asset value, end of period	$9.53	$8.96	$8.90	$11.28	$9.82	$10.59

Total return[3]	9.93%	10.60%	(16.94)%	19.50%[4]	(2.06)%	3.33%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$64	$58	$88	$— [5,6]	$3 [5]	$4 [5]
Ratio of expenses to average net assets[7]	1.00%	1.06%	1.16%	1.15%	1.15%	1.17%
Ratio of expenses to average net assets prior to fees waived[7]	1.47%	1.27%	1.33%	1.22%	1.22%	1.21%
Ratio of net investment income to average net assets	4.07%	3.60%	3.23%	3.61%	3.95%	4.06%
Ratio of net investment income to average net assets prior to fees waived	3.60%	3.39%	3.06%	3.54%	3.88%	4.02%
Portfolio turnover	28%	51%	127%[8]	57%	71%	54%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Payments from affiliates had no impact on net asset value and total return.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$7.98	$8.49	$10.16	$10.22	$10.22	$10.02

Income (loss) from investment operations:
Net investment income[2]	0.14	0.22	0.08	0.10	0.09	0.17
Net realized and unrealized gain (loss)	0.40	0.09	(1.50)	(0.04)	0.10	0.52
Total from investment operations	0.54	0.31	(1.42)	0.06	0.19	0.69

Less dividends and distributions from:
Net investment income	(0.16)	(0.82)	(0.09)	(0.02)	(0.16)	(0.49)
Net realized gain	—	—	(0.16)	(0.10)	(0.03)	—
Total dividends and distributions	(0.16)	(0.82)	(0.25)	(0.12)	(0.19)	(0.49)

Net asset value, end of period	$8.36	$7.98	$8.49	$10.16	$10.22	$10.22

Total return[3]	6.76%	3.56%	(14.25)%	0.77%	2.07%	7.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,373	$5,782	$7,125	$13 [4]	$23 [4]	$23 [4]
Ratio of expenses to average net assets[5]	1.21%[6]	1.21%	1.33%	1.24%	1.22%	1.22%
Ratio of expenses to average net assets prior to fees waived[5]	2.38%	2.31%	1.59%	1.42%	1.41%	1.40%
Ratio of net investment income to average net assets	3.33%	2.62%	0.81%	0.95%	0.90%	1.74%
Ratio of net investment income to average net assets prior to fees waived	2.16%	1.52%	0.55%	0.77%	0.71%	1.56%
Portfolio turnover	104%	127%	105%	119%	112%	121%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of interest expense to average net assets was 0.01%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Total Return Bond Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$7.88	$8.33	$10.03	$10.10	$10.10	$9.91

Income (loss) from investment operations:
Net investment income[2]	0.10	0.15	— [3]	0.02	0.02	0.10
Net realized and unrealized gain (loss)	0.40	0.11	(1.47)	(0.03)	0.10	0.51
Total from investment operations	0.50	0.26	(1.47)	(0.01)	0.12	0.61

Less dividends and distributions from:
Net investment income	(0.12)	(0.71)	(0.07)	(0.01)	(0.10)	(0.42)
Net realized gain	—	—	(0.16)	(0.05)	(0.02)	—
Total dividends and distributions	(0.12)	(0.71)	(0.23)	(0.06)	(0.12)	(0.42)

Net asset value, end of period	$8.26	$7.88	$8.33	$10.03	$10.10	$10.10

Total return[4]	6.30%	2.93%	(14.92)%	(0.17)%	1.32%	6.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$183	$175	$348	$1 [5]	$5 [5]	$4 [5]
Ratio of expenses to average net assets[6]	1.96%[7]	1.95%	2.08%	1.95%	1.92%	1.92%
Ratio of expenses to average net assets prior to fees waived[6]	3.13%	3.15%	2.58%	2.13%	2.11%	2.10%
Ratio of net investment income to average net assets	2.58%	1.83%	0.05%	0.22%	0.20%	1.05%
Ratio of net investment income (loss) to average net assets prior to fees waived	1.41%	0.63%	(0.45)%	0.04%	0.01%	0.87%
Portfolio turnover	104%	127%	105%	119%	112%	121%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The ratio of interest expense to average net assets was 0.01%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy Total Return Bond Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.05	$8.54	$10.20	$10.25	$10.26	$10.06

Income (loss) from investment operations:
Net investment income[2]	0.15	0.23	0.10	0.12	0.11	0.20
Net realized and unrealized gain (loss)	0.40	0.11	(1.50)	(0.02)	0.09	0.51
Total from investment operations	0.55	0.34	(1.40)	0.10	0.20	0.71

Less dividends and distributions from:
Net investment income	(0.17)	(0.83)	(0.10)	(0.03)	(0.18)	(0.51)
Net realized gain	—	—	(0.16)	(0.12)	(0.03)	—
Total dividends and distributions	(0.17)	(0.83)	(0.26)	(0.15)	(0.21)	(0.51)

Net asset value, end of period	$8.43	$8.05	$8.54	$10.20	$10.25	$10.26

Total return[3]	6.88%	3.93%	(14.03)%	0.96%	2.19%	7.45%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,412	$19,323	$37,651	$99 [4]	$102 [4]	$120 [4]
Ratio of expenses to average net assets[5]	0.96%[6]	0.97%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets prior to fees waived[5]	2.13%	1.91%	1.27%	1.23%	1.24%	1.23%
Ratio of net investment income to average net assets	3.58%	2.81%	1.10%	1.20%	1.12%	1.98%
Ratio of net investment income to average net assets prior to fees waived	2.41%	1.87%	0.83%	0.98%	0.88%	1.75%
Portfolio turnover	104%	127%	105%	119%	112%	121%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of interest expense to average net assets was 0.01%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy Total Return Bond Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months
	ended
	3/31/24[1]	Year ended
	(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
Net asset value, beginning of period	$8.04	$8.57	$10.23	$10.28	$10.28	$10.08

Income (loss) from investment operations:
Net investment income[2]	0.16	0.24	0.12	0.14	0.13	0.21
Net realized and unrealized gain (loss)	0.40	0.11	(1.51)	(0.03)	0.09	0.51
Total from investment operations	0.56	0.35	(1.39)	0.11	0.22	0.72

Less dividends and distributions from:
Net investment income	—	(0.88)	(0.11)	(0.03)	(0.19)	(0.52)
Net realized gain	—	—	(0.16)	(0.13)	(0.03)	—
Total dividends and distributions	—	(0.88)	(0.27)	(0.16)	(0.22)	(0.52)

Net asset value, end of period	$8.60	$8.04	$8.57	$10.23	$10.28	$10.28

Total return[3]	6.97%	3.94%	(13.95)%	1.08%	2.41%	7.57%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41	$16,639	$34,574	$60 [4]	$56 [4]	$70 [4]
Ratio of expenses to average net assets[5]	0.89%[6]	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of expenses to average net assets prior to fees waived[5]	1.58%	1.78%	1.13%	1.06%	1.07%	1.06%
Ratio of net investment income to average net assets	3.65%	2.88%	1.26%	1.33%	1.24%	2.11%
Ratio of net investment income to average net assets prior to fees waived	2.96%	1.97%	1.00%	1.14%	1.04%	1.92%
Portfolio turnover	104%	127%	105%	119%	112%	121%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The ratio of interest expense to average net assets was 0.02%.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Ivy Funds

March 31, 2024 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 30 funds. These financial statements and the related notes pertain to 4 funds: Delaware Ivy Government Securities Fund, Delaware Ivy High Yield Fund, Delaware Ivy Multi-Asset Income Fund, and Delaware Ivy Total Return Bond Fund, (each, a Fund or collectively, the Funds). The Trust is an open-end investment company. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act).

Each Fund offers Class A , Class I and Class R6 shares.. Each Fund (other than Delaware Ivy High Yield Fund) offers Class C shares, and Delaware Ivy Multi-Asset Income Fund offers Class Y shares. Class A shares are subject to an initial sales charge. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class I, Class R6 and Class Y shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities, credit default swap (CDS) contracts, interest rate swap (IRS) contracts, CDS and IRS options contracts (swaptions) are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations, CDS contracts and IRS contracts are then reviewed by DMC as part of its duties as each Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Certain Funds may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Funds

Notes to financial statements

Ivy Funds

1. Significant Accounting Policies (continued)

may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities and private placements are valued at fair value.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the six months ended March 31, 2024, and for all open tax years (years ended September 30, 2020–September 30, 2023), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. In regard to foreign taxes only, each Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of each Fund. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended March 31, 2024, the Funds did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Underlying Funds — Each Fund may invest in other investment companies (Underlying Funds) to the extent permitted by the 1940 Act. The Underlying Funds in which each Fund may invest include ETFs. Each Fund will indirectly bear the investment management fees and other expenses of the Underlying Funds.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds intend to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Funds may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the “Statements of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedules of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any Underlying Funds, in which each Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. When a loan agreement is purchased, the Funds may pay an assignment fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Certain Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Each Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The “Statements of operations” include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes. Each Fund may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. Delaware Ivy Government Securities Fund declares dividends daily and pays monthly. Delaware Ivy High Yield Fund declares and pays dividends monthly. Delaware Ivy Multi-Asset Fund and Delaware Ivy Total Return Bond Fund declare and pay dividends quarterly. Each Fund declares and pays distributions from net realized gain on investments, if any, at least annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly based on each Fund’s average daily net assets as follows:

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy Government Securities Fund	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Fund	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy High Yield Fund	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion and up to $10 billion;
0.49% of net assets over $10 billion and up to $20 billion;
0.48% of net assets over $20 billion.

Delaware Ivy Multi-Asset Income Fund	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.61% of net assets over $2 billion and up to $3 billion;
0.58% of net assets over $3 billion.

Delaware Ivy Total Return Bond Fund	0.90% of net assets up to $1 billion;
0.85% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $5 billion;
0.75% of net assets over $5 billion.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the Affiliated Sub-Advisors). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. In addition and with respect only to Delaware Ivy Multi-Asset Income Fund, MIMAK is responsible for the day-to-day management of the Fund. Pursuant to the terms of the relevant sub-advisory agreement, DMC pays each Affiliated Sub-Advisor a sub-advisory fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Ivy Government Securities Fund	$4,935
Delaware Ivy High Yield Fund	2,630
Delaware Ivy Multi-Asset Income Fund	4,111
Delaware Ivy Total Return Bond Fund	2,568

DIFSC is also the transfer agent and dividend disbursing agent of each Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2024, each Fund paid for these services as follows:

Fund	Fees
Delaware Ivy Government Securities Fund	$4,623
Delaware Ivy High Yield Fund	987
Delaware Ivy Multi-Asset Income Fund	3,314

Fund	Fees
Delaware Ivy Total Return Bond Fund	$916

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25%, 1.00%, and 0.25% of the average daily net assets of the Class A, Class C, and Class Y shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding the following percentages of each Fund’s average daily net assets from October 1, 2023 (except as noted) through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Fund	Operating expense limitation as a percentage of average daily net assets all share classes other than Class R6	Operating expense limitation as a percentage of average daily net assets Class R6
Delaware Ivy Government Securities Fund	0.63%*	0.51	%*
Delaware Ivy High Yield Fund	0.72%	0.62	%**
Delaware Ivy Multi-Asset Income Fund	0.75%	0.63	%***
Delaware Ivy Total Return Bond Fund	0.95%	0.72	%****
*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Government Securities Fund was 0.64% for all share classes other than Class R6 and 0.60% for Class R6 shares.
**	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy High Yield Fund was 0.72% for Class R6 shares.
***	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy Multi-Asset Income Fund was 0.75% for Class R6 shares.
****	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy Total Return Bond Fund was 0.87% for Class R6 shares.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2023 (except as noted) through January 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:

	Operating expense limitation as a percentage of average daily net assets
Fund	Class A	Class C	Class I	Class R6		Class Y
Delaware Ivy Government Securities Fund	0.88%*	1.63%*	0.63%*	0.51	%*	n/a
Delaware Ivy High Yield Fund	0.97%	n/a	0.72%	0.62	%**	n/a
Delaware Ivy Multi-Asset Income Fund	1.00%	1.75%	0.75%	0.63	%***	1.00%
Delaware Ivy Total Return Bond Fund	1.20%	1.95%	0.95%	0.72	%****	n/a

Notes to financial statements

Ivy Funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

*	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy Government Securities Fund were as follows for Class A, Class C, Class I, and Class R6 shares, respectively: 0.89%, 1.64%, 0.64% and 0.60%.
**	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy High Yield Fund was 0.72% for Class R6 shares.
***	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy Multi-Asset Income Fund was 0.75% for Class R6 shares.
****	Effective January 29, 2024. Prior to January 29, 2024, the expense limitation for Delaware Ivy Total Return Bond Fund was 0.87% for Class R6 shares.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Fund. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended March 31, 2024, each Fund paid for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Fund	Fees
Delaware Ivy Government Securities Fund	$1,792
Delaware Ivy High Yield Fund	423
Delaware Ivy Multi-Asset Income Fund	4,986
Delaware Ivy Total Return Bond Fund	2,652

For the six months ended March 31, 2024, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Fund	Class A
Delaware Ivy Government Securities Fund	$910
Delaware Ivy High Yield Fund	280
Delaware Ivy Multi-Asset Income Fund	1,933
Delaware Ivy Total Return Bond Fund	176

For the six months ended March 31, 2024, DDLP received gross CDSC commissions on redemptions of certain Funds' Class A and Class C shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

Fund	Class A	Class C
Delaware Ivy Government Securities Fund	$—	$12
Delaware Ivy Multi-Asset Income Fund	94	15
Delaware Ivy Total Return Bond Fund	—	13

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Funds.

In addition to the management fees and other expenses of a Fund, a Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by a Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended March 31, 2024, each Fund made purchases and sales of investment securities other than short-term investments as follows:

Fund	Purchases other than US government securities	Purchases of US government securities	Sales other than US government securities	Sales of US government securities
Delaware Ivy Government Securities Fund	$—	$75,765,250	$—	$108,382,333
Delaware Ivy High Yield Fund	4,635,823	—	8,162,404	—
Delaware Ivy Multi-Asset Income Fund	21,951,577	5,393,154	41,858,620	4,999,392
Delaware Ivy Total Return Bond Fund	20,949,199	5,378,316	35,702,741	7,353,757

At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Fund were as follows:

Fund	Cost of investments and derivatives	Aggregate unrealized appreciation of investments and derivatives	Aggregate unrealized depreciation of investments and derivatives	Net unrealized appreciation (depreciation) of investments and derivatives
Delaware Ivy Government Securities Fund	$129,793,406	$701,354	$(3,481,666)	$(2,780,312)
Delaware Ivy High Yield Fund	27,866,855	651,334	(1,303,064)	(651,730)
Delaware Ivy Multi-Asset Income Fund	93,486,565	9,049,731	(8,921,849)	127,882
Delaware Ivy Total Return Bond Fund	23,757,616	546,908	(832,401)	(285,493)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At September 30, 2023, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

	Loss carryforward character
	Short-term	Long-term	Total
Delaware Ivy Government Securities Fund	$17,781,615	$16,252,701	$34,034,316
Delaware Ivy High Yield Fund	3,516,154	5,545,763	9,061,917
Delaware Ivy Multi-Asset Income Fund	6,252,038	6,008,392	12,260,430
Delaware Ivy Total Return Bond Fund	6,174,366	7,957,078	14,131,444

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for

Notes to financial statements

Ivy Funds

3. Investments (continued)

the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of March 31, 2024:

	Delaware Ivy Government Securities Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$2,330,773	$2,330,773
Agency Commercial Mortgage-Backed Securities	—	3,264,344	3,264,344
Agency Mortgage-Backed Securities	—	55,789,853	55,789,853
Agency Obligations	—	1,939,846	1,939,846
US Treasury Obligations	—	60,317,936	60,317,936
Short-Term Investments	3,336,088	—	3,336,088
Total Value of Securities	$3,336,088	$123,642,752	$126,978,840

Derivatives[1]
Assets:
Futures Contracts	$39,247	$—	$39,247
Liabilities:
Futures Contracts	$(4,993)	$—	$(4,993)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy High Yield Fund
Level 2
Securities
Assets:
Corporate Bonds	$27,215,125

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$3,483,150	$—	$3,483,150
Common Stocks
Basic Industry	—	—	577,396	577,396
Capital Goods	461,407	—	—	461,407
Consumer Cyclical	—	—	62,738	62,738
Consumer Discretionary	4,024,644	—	—	4,024,644
Consumer Non-Cyclical	7,137,990	—	—	7,137,990
Consumer Staples	5,814,438	—	—	5,814,438
Energy	3,369,044	—	—	3,369,044
Financial Services	719,189	—	324,442	1,043,631
Healthcare	746,585	529,513	—	1,276,098
Home Builders	79,679	—	—	79,679
Industrials	5,235,186	234,079	—	5,469,265
Integrated Telecommunication Services	8,815	—	—	8,815
Materials	4,664,853	—	—	4,664,853
Real Estate	972,966	—	—	972,966
Real Estate Operating Companies/Developer	509,013	—	—	509,013
REIT Diversified	1,007,221	—	—	1,007,221
REIT Healthcare	418,619	—	—	418,619
REIT Industrial	1,438,179	—	—	1,438,179
REIT Information Technology	1,244,941	—	—	1,244,941
REIT Lodging	243,646	—	—	243,646
REIT Mall	200,307	—	—	200,307
REIT Manufactured Housing	437,434	—	—	437,434
REIT Multifamily	1,393,114	—	—	1,393,114
REIT Office	350,695	—	—	350,695
REIT Retail	261,511	—	—	261,511
REIT Self-Storage	487,670	—	—	487,670
REIT Shopping Center	769,071	—	—	769,071
REIT Single Tenant	364,093	—	—	364,093
REIT Specialty	471,525	—	—	471,525
Technology	1,742,009	—	—	1,742,009
Utilities	4,606,470	429,876	—	5,036,346
Convertible Bond	—	—	952,618	952,618
Corporate Bonds	—	28,464,357	—	28,464,357
Exchange-Traded Funds	5,457,487	—	—	5,457,487
Loan Agreements	—	428,749	—	428,749
Master Limited Partnerships	285,595	—	—	285,595
Non-Agency Commercial Mortgage-Backed Securities	—	879,887	—	879,887
Preferred Stocks	711,232	—	10,280	721,512
US Treasury Obligations	—	1,057,386	—	1,057,386
Warrants	22,827	—	—	22,827

Notes to financial statements

Ivy Funds

3. Investments (continued)

	Delaware Ivy Multi-Asset Income Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$524,144	$—	$—	$524,144
Total Value of Securities	$56,181,599	$35,506,997	$1,927,474	$93,616,070

Derivatives[1]
Assets:
Futures Contracts	$783	$—	$—	$783
Liabilities:
Futures Contracts	$(2,406)	$—	$—	$(2,406)

1Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy Total Return Bond Fund
	Level 1	Level 2	Total
Securities
Assets:
Agency Mortgage-Backed Securities	$—	$3,365,716	$3,365,716
Corporate Bonds	—	9,837,672	9,837,672
Government Agency Obligation	—	221,613	221,613
Sovereign Bonds	—	8,234,276	8,234,276
Supranational Banks	—	426,861	426,861
US Treasury Obligations	—	1,383,154	1,383,154
Options Purchased	—	1,054	1,054
Total Value of Securities Before Options Written	$—	$23,470,346	$23,470,346
Liabilities:
Options Written	$—	$(435)	$(435)

Derivatives[1]
Assets:
Centrally Cleared Interest Rate Swap Contracts	$—	$13,723	$13,723
Forward Foreign Currency Exchange Contracts	—	77,580	77,580
Futures Contracts	29,359	—	29,359
Liabilities:
Centrally Cleared Interest Rate Swap Contracts	$—	$(187)	$(187)
Forward Foreign Currency Exchange Contracts	—	(1,744)	(1,744)
Futures Contracts	(99,948)	—	(99,948)
Over-The-Counter Credit Default Swap Contracts	—	(16,571)	(16,571)

1Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended March 31, 2024, there were no transfers into or out of Level 3 investments. Each Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to that Fund’s net assets. As of March 31, 2024, Delaware Ivy Government Securities Fund, Delaware Ivy High Yield and Delaware Ivy Total Return Bond Fund had no Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Delaware Ivy Multi-Asset Income Fund:

	Common Stocks	Convertible Bond	Corporate Bonds		Preferred Stock	Total
Balance as of 9/30/23	$1,229,647	$681,812	$—	[1]	$10,280	$1,921,739
Purchases	—	14,997	—		—	14,997
Sales	(1)	—	(193,000)		—	(193,001)
Net realized gain (loss)	1	—	193,000		—	193,001
Amortization	—	1,180	—		—	1,180
Net change in unrealized appreciation (depreciation)	(265,071)	254,629	—	[2]	—	(10,442)
Balance as of 3/31/24	$964,576	$952,618	$—		$10,280	$1,927,474
Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 3/31/24	$(265,071)	$254,629	$—		$—	$(10,442)

1The security was valued at zero on the “Schedules of investments” as of September 30, 2023 and is considered to be Level 3 investment in this table.

2Amount rounds to zero.

When market quotations are not readily available for one or more portfolio securities, the Fund's NAV shall be calculated by using the “fair value” of the securities as determined by the Pricing Committee. Such “fair value” is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the size of the holding, (iii) the initial cost of the security, (iv) the existence of any contractual restrictions of the security’s disposition, (v) the price and extent of public trading in similar securities of the issuer or of comparable companies, (vi) quotations or evaluated prices from broker/ dealers and/or pricing services, (vii) information obtained from the issuer, analysts, and/or appropriate stock exchange (for exchange-traded securities), (viii) an analysis of the company’s financial statements, and (ix) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

A significant change to the inputs may result in a significant change to the valuation. Quantitative information about Level 3 fair value measurements for Delaware Ivy Multi-Asset Income Fund is as follows:

Delaware Ivy Multi-Asset Income Fund

Assets	Value	Valuation Techniques	Unobservable Inputs	Input Value
Common Stocks	$62,738	Market approach	EV/Revenue multiple	0.41x
			EV/EBITDA multiple	6.71x
Common Stocks	577,142	Market approach	EV/Revenue multiple	0.90x
			EV/EBITDA multiple	2.56x
Common Stocks	324,442	Market approach	Financials	N/A
Convertible Bonds	952,618	Market approach	Financials	N/A
Preferred Stocks	10,280	Market approach	EV/Revenue multiple	0.41x
			EV/EBITDA multiple	6.71x

Level 3 securities with a total value of $254 have been valued using third party pricing information without adjustment and are excluded from the table above.

Notes to financial statements

Ivy Funds

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy Government Securities Fund		Delaware Ivy High Yield Fund		Delaware Ivy Multi-Asset Income Fund		Delaware Ivy Total Return Bond Fund
	Six months		Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
	3/31/24	9/30/23	3/31/24	9/30/23	3/31/24	9/30/23	3/31/24	9/30/23
Shares sold:
Class A	1,578,741	1,407,552	73,943	227,769	235,345	453,351	55,364	219,793
Class C	22,636	49,292	—	—	6,388	18,436	2,655	4,357
Class I	951,834	5,471,568	200,729	543,695	134,907	473,912	236,457	268,371
Class R6	486,565	3,243,433	—	—	29,280	11,830	—	288,187

Shares issued upon reinvestment of dividends and distributions:
Class A	144,876	255,386	29,349	74,025	153,127	535,166	12,330	76,764
Class C	1,630	2,522	—	—	11,117	44,084	307	2,967
Class I	236,037	486,934	92,079	230,667	172,754	848,169	44,491	365,808
Class R6	128,002	158,234	64	121	4,365	11,066	—	372,042
Class Y	—	—	—	—	217	820	—	—
	3,550,321	11,074,921	396,164	1,076,277	747,500	2,396,834	351,604	1,598,289

Shares redeemed:
Class A	(1,927,337)	(3,829,082)	(257,465)	(625,776)	(860,695)	(2,321,389)	(148,875)	(411,902)
Class C	(63,088)	(68,526)	—	—	(82,141)	(175,175)	(3,104)	(26,838)
Class I	(7,291,225)	(10,584,092)	(744,054)	(2,111,210)	(1,700,291)	(6,050,863)	(495,274)	(2,641,498)
Class R6	(1,045,831)	(2,117,439)	—	—	(19,476)	(29,583)	(2,063,578)	(2,625,441)
Class Y	—	—	—	—	—	(4,236)	—	—
	(10,327,481)	(16,599,139)	(1,001,519)	(2,736,986)	(2,662,603)	(8,581,246)	(2,710,831)	(5,705,679)
Net decrease	(6,777,160)	(5,524,218)	(605,355)	(1,660,709)	(1,915,103)	(6,184,412)	(2,359,227)	(4,107,390)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the previous page and on the “Statements of changes in net assets.” For the six months ended March 31, 2024 and the year ended September 30, 2023, each Fund had the following exchange transactions:

	Six months ended March 31, 2024			Year ended September 30, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Ivy Government Securities Fund			$10,783			$774,509
Class A	1,743	635		155,837	1,246
Class C	635	—		1,246	—
Class I	—	1,743		—	155,888
Delaware Ivy High Yield Fund*			$—			$22,786
Class A	—	—		2,674	—
Class I	—	—		—	2,671

	Six months ended March 31, 2024			Year ended September 30, 2023
	Exchange Redemptions	Exchange Subscriptions	Value	Exchange Redemptions	Exchange Subscriptions	Value
Delaware Ivy Multi-Asset Income Fund			$50,800			$76,661
Class A	—	5,334		2,188	5,889
Class C	5,333	—		5,895	—
Class I	—	—		—	2,184
Delaware Ivy Total Return Bond Fund			$643			$71,818
Class A	—	77		7,376	1,331
Class C	79	—		1,347	—
Class I	—	—		—	7,323

*Delaware Ivy High Yield Fund did not have any exchange transactions for the six months ended March 31, 2024.

5. Line of Credit

Each Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, each Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

Each Fund had no amounts outstanding as of March 31, 2024, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended March 31, 2024.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — Each Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. Each Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Fund and the counterparty and by the posting of collateral by the counterparty to each Fund to cover each Fund’s exposure to the counterparty. Open forward foreign currency exchange contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended March 31, 2024, Delaware Ivy Total Return Bond Fund used forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. Each Fund may use futures contracts in the normal course of pursuing its investment objective. Each Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Funds deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Funds as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Funds because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy Government Securities Fund posted $271,893, Delaware Ivy Multi-Asset Income Fund posted $6,501 and Delaware Ivy Total Return Bond Fund posted $240,872 cash collateral as margin for open futures contracts, which is presented in “Cash collateral due from brokers” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended March 31, 2024, the Delaware Ivy Multi-Asset Income Fund experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the "Statements of assets and liabilities" and the “Statements of operations.”

During the six months ended March 31, 2024, Delaware Ivy Government Securities Fund and Delaware Ivy Total Return Bond Fund invested in futures contracts to hedge each Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. During the six months ended March 31, 2024, Delaware Ivy Multi-Asset Income Fund invested in futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions and as a cash management tool.

Options Contracts — Each Fund may enter into options contracts in the normal course of pursuing its investment objective. Each Fund may buy or write options contracts for any number of reasons, including without limitation: to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting each Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. Each Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When each Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When each Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by each Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether each Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by each Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, each Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Open option contracts, if any, are disclosed on the “Schedules of investments.”

During the six months ended March 31, 2024, Delaware Ivy Government Securities Fund and Delaware Ivy Total Return Bond Fund used options contracts to manage each Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Swap Contracts — Delaware Ivy Total Return Bond Fund may enter into CDS contracts in the normal course of pursuing its investment objective. Delaware Ivy Total Return Bond Fund entered into CDS contracts in order to hedge against a credit event. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Interest Rate Swaps. An IRS contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by a Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the IRS contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2024, Delaware Ivy Total Return Bond Fund used IRS contracts to manage the Fund’s sensitivity to interest rates or to hedge against changes in interest rates.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended March 31, 2024, Delaware Ivy Total Return Bond Fund entered into CDS contracts as a purchaser, as a hedge against credit events. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for centrally cleared CDS basket trades, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty, and (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended March 31, 2024, Delaware Ivy Total Return Bond Fund used CDS contracts to hedge against credit events.

During the six months ended March 31, 2024, Delaware Ivy Total Return Bond Fund posted $47,728 cash collateral for certain centrally cleared derivatives, which is included in “Cash collateral due from brokers” on the “Statements of assets and liabilities.”

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

Fair values of derivative instruments as of March 31, 2024 were as follows:

Delaware Ivy Government Securities Fund Asset Derivatives Fair Value
Interest
Statements of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures contracts*	$39,247
Delaware Ivy Government Securities Fund Liability Derivatives Fair Value
Interest
Statements of Assets and	Rate
Liabilities Location	Contracts
Variation margin due from broker on futures contracts*	$(4,993)
	Delaware Ivy Total Return Bond Fund
	Asset Derivatives Fair Value
		Interest
Statements of Assets and	Currency	Rate
Liabilities Location	Contracts	Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$77,580	$—	$77,580
Variation margin due from broker on futures contracts*	—	29,359	29,359
Variation margin due to brokers on centrally cleared interest rate swap contracts*	—	13,723	13,723
Options purchased, at value**	1,054	—	1,054
Total	$78,634	$43,082	$121,716
	Delaware Ivy Total Return Bond Fund
	Liability Derivatives Fair Value
		Interest
Statements of Assets and	Currency	Rate	Credit
Liabilities Location	Contracts	Contracts	Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(1,744)	$—	$—	$(1,744)
Variation margin due from broker on futures contracts*	—	(99,948)	—	(99,948)
Variation margin due to brokers on centrally cleared interest rate swap contracts*	—	(187)	—	(187)
Unrealized depreciation on over-the-counter credit default swap contracts	—	—	(16,571)	(16,571)
Options written, at value	(435)	—	—	(435)
Total	$(2,179)	$(100,135)	$(16,571)	$(118,885)

*Includes cumulative appreciation (depreciation) of futures contracts, and centrally cleared IRS contracts from the date the contracts were opened through March 31, 2024. Only current day variation margin is reported on the Fund’s “Statements of assets and liabilities.”

** Included with “Investments, at value.”

The effect of derivative instruments on the “Statements of operations” for the six months ended March 31, 2024 was as follows:

Delaware Ivy Government Securities Fund	Net Realized Gain (Loss) on:
	Futures Contracts	Options Written	Total
Interest rate contracts	$(96,266)	$4,948	$(91,318)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures
Contracts
Interest rate contracts	$151,385
Delaware Ivy Total Return Bond Fund	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$373,474	$181,609	$19,873	$(11,847)	$34,959	$598,068
Interest rate contracts	—	(51,250)	9,059	(1,333)	35,748	(7,776)
Credit contracts	—	48,781	(11,943)	7,629	(18,387)	26,080
Total	$373,474	$179,140	$16,989	$(5,551)	$52,320	$616,372
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Options Purchased	Options Written	Swap Contracts	Total
Currency contracts	$(445,767)	$—	$—	$—	$—	$(445,767)
Interest rate contracts	—	(168,366)	—	—	—	(168,366)
Credit contracts	—	—	(60,035)	16,814	(8,837)	(52,058)
Total	$(445,767)	$(168,366)	$(60,035)	$16,814	$(8,837)	$(666,191)

Notes to financial statements

Ivy Funds

7. Derivatives (continued)

The tables below summarize the average daily balance of derivative holdings by certain Funds during the six months ended March 31, 2024:

	Long Derivative Volume
	Delaware Ivy Government Securities Fund		Delaware Ivy Multi-Asset Income Fund		Delaware Ivy Total Return Bond Fund
Forward foreign currency exchange contracts (average notional value)	USD	—	USD	—	USD	2,389,122
Futures contracts (average notional value)		16,131,955		939,741		30,043,836
Options contracts (average notional value)*		—		—		28,382
CDS contracts (average notional value)**	USD	—	USD	—	USD	891,661
Interest rate swap contracts (average notional value)	AUD	—	AUD	—	AUD	2,701,210
Interest rate swap contracts (average notional value)	EUR	—	EUR	—	EUR	469,766
Interest rate swap contracts (average notional value)	GBP	—	GBP	—	GBP	116,677
Interest rate swap contracts (average notional value)	JPY	—	JPY	—	JPY	433,467,742
Interest rate swap contracts (average notional value)	USD	—	USD	—	USD	138,823
	Short Derivative Volume
	Delaware Ivy Government Securities Fund		Delaware Ivy Multi-Asset Income Fund		Delaware Ivy Total Return Bond Fund
Forward foreign currency exchange contracts (average notional value)	USD	—	USD	—	USD	13,443,066
Futures contracts (average notional value)		—		521,744		19,814,803
Options contracts (average notional value)*		275		—		8,985

* Long represents purchased options and short represents written options.

** Long represents buying protection and short represents selling protection.

8. Offsetting

Certain Funds entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help certain Funds mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At March 31, 2024, certain Funds had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy Total Return Bond Fund

	Gross Value of	Gross Value of
Counterparty	Derivative Asset	Derivative Liability	Net Position
Citigroup	$23,637	$(217)	$23,420
JPMorgan Chase Bank	21,264	(42,467)	(21,203)
TD Bank	45,857	(35)	45,822
Total	90,758	(42,719)	48,039
		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Citigroup	$23,420	$—	$—	$—	$—	$23,420
JPMorgan Chase Bank	(21,203)	—	—	—	—	(21,203)
TD Bank	45,822	—	—	—	—	45,822
Total	$90,758	—	—	—	—	$48,039

(a) The value of the related collateral exceeded the value of the derivatives as of March 31, 2024, as applicable.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Fund or, at the discretion of the lending agent, replace the loaned securities. Each Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the

Notes to financial statements

Ivy Funds

9. Securities Lending (continued)

earnings from the collateral investments are shared among each Fund, the security lending agent, and the borrower. Each Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

At March 31, 2024, each Fund had no securities out on loan.

10. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the NAV of the Funds to fluctuate.

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Funds may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Funds.

Certain Funds invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody's, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Funds invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause a Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, a Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, a Fund’s investments in CMOs, real estate mortgage investment conduits (“REMICs”), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (“IOs”) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (“POs”) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause a Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.

Certain Funds invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Funds will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Funds more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Funds may involve revolving credit facilities or other standby financing commitments that obligate the Funds to pay additional cash on a certain date or on demand. These commitments may require each Fund to increase its investment in a company at a time when the Funds might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments.

As the Funds may be required to rely upon another lending institution to collect and pass on to the Funds amounts payable with respect to the loan and to enforce the Funds' rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Funds from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Funds. There were no unfunded loan commitments at the six months ended March 31, 2024.

Certain Funds invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Funds may invest in REITs and are subject to the risks associated with that industry. If a Fund holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended March 31, 2024. The Funds’ REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Funds also invest in real estate acquired as a result of

Notes to financial statements

Ivy Funds

10. Credit and Market Risks (continued)

ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Funds will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statements of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a Fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Funds’ 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

On January 16, 2024, the Board approved the reorganization of the Funds below into and with a substantially similar fund and class of another Delaware Fund (each a “Reorganization”) as shown in the table below:

Acquired Fund	Acquiring Fund
Delaware Ivy Government Securities Fund, a series of the Trust	Delaware Limited-Term Diversified Income Fund, a series of Delaware Group Limited-Term Government Funds
Delaware Ivy High Yield Fund, a series of the Trust	Delaware Ivy High Income Fund, a series of the Trust
Delaware Ivy Total Return Bond Fund, a series of the Trust	Delaware Ivy Global Bond Fund, a series of the Trust

Delaware Ivy Government Securities Fund shareholders approved the reorganization at a special shareholder meeting held on March 25, 2024. The results of the voting at the meeting were as follows:

Proposal	For	Against	Abstain
Reorganization	13,993,109	150,650	546,154

The other Reorganizations did not require shareholder approval. Each Reorganization occurred on April 26, 2024.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Funds’ financial statements.

Other Fund information (Unaudited)

Ivy Funds

Form N-PORT and proxy voting information

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Forms N-PORT. Each Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Funds’ most recent Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Semiannual report

Ivy Funds

Delaware Sustainable Equity Income Fund

March 31, 2024

Carefully consider a Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in a Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for the Delaware Funds at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Delaware Funds are advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Sustainable Equity Income Fund shareholders.

Unless otherwise noted, views expressed herein are current as of March 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2023 to March 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from October 1, 2023 to March 31, 2024 (Unaudited)

Delaware Sustainable Equity Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Annualized Expense Ratio	Expenses Paid During Period 10/1/23 to 3/31/24*
Actual Fund return†
Class A	$1,000.00	$1,195.10	0.74%	$4.06
Class I	1,000.00	1,198.00	0.50%	2.75
Class R	1,000.00	1,192.60	1.11%	6.08
Class R6	1,000.00	1,197.20	0.46%	2.53
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.30	0.74%	$3.74
Class I	1,000.00	1,022.50	0.50%	2.53
Class R	1,000.00	1,019.45	1.11%	5.60
Class R6	1,000.00	1,022.70	0.46%	2.33
*	”Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings

Delaware Sustainable Equity Income Fund	As of March 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.18%
Communication Services	4.76%
Consumer Discretionary	4.87%
Consumer Staples	7.49%
Energy	7.75%
Financials	22.50%
Healthcare	14.54%
Industrials	14.04%
Information Technology	9.55%
Materials	4.72%
Real Estate	4.60%
Utilities	4.36%
Short-Term Investments	0.29%
Total Value of Securities	99.47%
Receivables and Other Assets Net of Liabilities	0.53%
Total Net Assets	100.00%

Top 10 equity holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
JPMorgan Chase & Co.	2.78%
Chevron	2.24%
Johnson & Johnson	1.82%
Procter & Gamble	1.61%
ConocoPhillips	1.53%
Merck & Co.	1.44%
General Electric	1.35%
S&P Global	1.32%
BlackRock	1.28%
Walt Disney	1.21%
3

Schedule of investments

Delaware Sustainable Equity Income Fund	March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.18%
Communication Services — 4.76%
AT&T	13,623	$239,765
Comcast Class A	8,264	358,244
News Class B	7,241	195,941
T-Mobile US	1,293	211,044
Verizon Communications	7,955	333,792
Walt Disney	3,731	456,525
		1,795,311
Consumer Discretionary — 4.87%
Best Buy	2,171	178,087
Ford Motor	11,349	150,715
General Motors	3,125	141,719
Hilton Worldwide Holdings	1,325	282,636
Lowe’s	653	166,339
McDonald’s	939	264,751
NIKE Class B	1,482	139,278
Ralph Lauren	857	160,910
Tapestry	2,224	105,595
Whirlpool	1,181	141,283
Yum! Brands	744	103,156
		1,834,469
Consumer Staples — 7.49%
Archer-Daniels-Midland	2,266	142,327
Coca-Cola	4,531	277,207
Colgate-Palmolive	2,319	208,826
Conagra Brands	4,350	128,934
Ingredion	877	102,477
J M Smucker	998	125,618
Kellanova	2,501	143,282
Keurig Dr Pepper	3,089	94,740
Kroger	5,317	303,760
Mondelez International Class A	3,090	216,300
PepsiCo	1,182	206,862
Procter & Gamble	3,743	607,302
Target	942	166,932
Walgreens Boots Alliance	4,478	97,128
		2,821,695
Energy — 7.75%
Baker Hughes	7,745	259,458
Chevron	5,360	845,486
ConocoPhillips	4,543	578,233
4

	Number of shares	Value (US $)
Common Stocks (continued)
Energy (continued)
Devon Energy	5,446	$273,280
Hess	1,598	243,919
Pioneer Natural Resources	1,537	403,462
Schlumberger	5,806	318,227
		2,922,065
Financials — 22.50%
Aflac	2,028	174,124
Allstate	1,136	196,539
American Express	1,600	364,304
American International Group	3,067	239,747
Aon Class A	381	127,147
Arthur J Gallagher & Co.	724	181,029
Bank of America	11,984	454,433
Bank of New York Mellon	4,838	278,766
BlackRock	581	484,380
Capital One Financial	1,635	243,435
Chubb	1,059	274,419
Citigroup	4,762	301,149
Fifth Third Bancorp	5,899	219,502
Goldman Sachs Group	996	416,019
Hartford Financial Services Group	1,887	194,455
Huntington Bancshares	17,533	244,585
JPMorgan Chase & Co.	5,231	1,047,769
MetLife	2,194	162,597
Moody’s	511	200,838
Morgan Stanley	4,320	406,771
Nasdaq	2,940	185,514
Northern Trust	2,312	205,583
PNC Financial Services Group	1,534	247,895
Popular	1,455	128,171
S&P Global	1,172	498,628
State Street	2,408	186,187
T Rowe Price Group	2,863	349,057
US Bancorp	4,563	203,966
Voya Financial	2,442	180,513
Western Union	6,097	85,236
		8,482,758
Healthcare — 14.54%
Abbott Laboratories	3,376	383,716
Amgen	434	123,395
5

Schedule of investments

Delaware Sustainable Equity Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Becton Dickinson and Co.	798	$197,465
Boston Scientific †	5,615	384,571
Bristol-Myers Squibb	4,891	265,239
Cigna Group	791	287,283
CVS Health	3,220	256,827
Danaher	1,592	397,554
Elevance Health	472	244,751
Gilead Sciences	2,780	203,635
Johnson & Johnson	4,342	686,861
McKesson	334	179,308
Medtronic	3,906	340,408
Merck & Co.	4,126	544,426
Pfizer	11,437	317,377
Regeneron Pharmaceuticals †	255	245,435
Thermo Fisher Scientific	456	265,032
UnitedHealth Group	323	159,788
		5,483,071
Industrials — 14.04%
3M	2,411	255,735
AECOM	1,347	132,114
Armstrong World Industries	848	105,338
Automatic Data Processing	514	128,366
Carlisle	379	148,511
Cummins	676	199,183
Dover	1,198	212,274
Eaton	938	293,294
Emerson Electric	2,457	278,673
FedEx	770	223,100
Fortive	1,393	119,826
General Electric	2,909	510,617
Ingersoll Rand	2,458	233,387
Johnson Controls International	2,329	152,130
KBR	2,474	157,495
Lennox International	281	137,341
Oshkosh	970	120,969
Otis Worldwide	1,650	163,795
Owens Corning	767	127,936
Parker-Hannifin	739	410,729
Republic Services	905	173,253
Union Pacific	1,413	347,499
United Parcel Service Class B	1,425	211,798
6

	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Waste Management	566	$120,643
Westinghouse Air Brake Technologies	1,349	196,522
Xylem	1,024	132,342
		5,292,870
Information Technology — 9.55%
Advanced Micro Devices †	1,535	277,052
Analog Devices	1,553	307,168
Applied Materials	758	156,322
Cisco Systems	8,589	428,677
Cognizant Technology Solutions Class A	2,217	162,484
Hewlett Packard Enterprise	5,115	90,689
Intel	8,215	362,857
International Business Machines	2,295	438,253
Juniper Networks	2,513	93,132
Marvell Technology	2,142	151,825
Micron Technology	2,392	281,993
NetApp	931	97,727
ON Semiconductor †	1,302	95,762
Oracle	2,217	278,477
Salesforce	932	280,700
Western Digital †	1,407	96,014
		3,599,132
Materials — 4.72%
Air Products and Chemicals	604	146,331
Amcor	12,495	118,827
AptarGroup	692	99,572
CF Industries Holdings	929	77,302
Corteva	1,764	101,730
Dow	4,205	243,596
DuPont de Nemours	1,712	131,259
Freeport-McMoRan	5,415	254,613
International Flavors & Fragrances	1,313	112,905
LyondellBasell Industries Class A	2,402	245,677
Newmont	2,153	77,164
Sonoco Products	1,606	92,891
United States Steel	1,898	77,400
		1,779,267
Real Estate — 4.60%
AvalonBay Communities	561	104,099
Brixmor Property Group	4,273	100,202
7

Schedule of investments

Delaware Sustainable Equity Income Fund

	Number of shares	Value (US $)
Common Stocks (continued)
Real Estate (continued)
Digital Realty Trust	1,114	$160,460
Equinix	130	107,293
Equity Residential	1,643	103,690
Host Hotels & Resorts	3,802	78,625
Iron Mountain	2,097	168,200
Jones Lang LaSalle †	330	64,380
Kilroy Realty	2,961	107,869
Prologis	2,376	309,403
Regency Centers	1,403	84,966
Rexford Industrial Realty	2,062	103,719
Simon Property Group	1,036	162,124
UDR	2,078	77,738
		1,732,768
Utilities — 4.36%
AES	8,094	145,125
American Electric Power	2,631	226,529
American Water Works	1,055	128,932
Avangrid	4,371	159,279
Brookfield Renewable Class A	5,578	137,051
Edison International	3,042	215,161
Entergy	1,950	206,076
Eversource Energy	2,526	150,979
Southern	3,832	274,908
		1,644,040
Total Common Stocks (cost $29,423,580)		37,387,446

Short-Term Investments — 0.29%
Money Market Mutual Funds — 0.29%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	27,764	27,764
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	27,763	27,763
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	27,763	27,763
8

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	27,764	$27,764
Total Short-Term Investments (cost $111,054)		111,054
Total Value of Securities—99.47% (cost $29,534,634)		$37,498,500
†	Non-income producing security.

Summary of abbreviations:

S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

9

Statement of assets and liabilities

Delaware Sustainable Equity Income Fund	March 31, 2024 (Unaudited)
Assets:
Investments, at value*	$37,498,500
Cash	16,015
Receivable for securities sold	473,987
Prepaid expenses	136,463
Receivable for fund shares sold	60,590
Dividends receivable	54,174
Receivable due from Advisor	20,877
Foreign tax reclaims receivable	929
Total Assets	38,261,535
Liabilities:
Payable for fund shares redeemed	382,860
Other accrued expenses	106,020
Administration expenses payable to affiliates	73,908
Distribution fees payable to affiliates	1,377
Total Liabilities	564,165
Total Net Assets	$37,697,370

Net Assets Consist of:
Paid-in capital	$28,052,744
Total distributable earnings (loss)	9,644,626
Total Net Assets	$37,697,370
10

Net Asset Value

Class A:
Net assets	$5,406,396
Shares of beneficial interest outstanding, unlimited authorization, no par	958,499
Net asset value per share	$5.64
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$5.98

Class I:
Net assets	$32,199,728
Shares of beneficial interest outstanding, unlimited authorization, no par	5,676,426
Net asset value per share	$5.67

Class R:
Net assets	$43,495
Shares of beneficial interest outstanding, unlimited authorization, no par	7,671
Net asset value per share	$5.67

Class R6:
Net assets	$47,751
Shares of beneficial interest outstanding, unlimited authorization, no par	8,160
Net asset value per share	$5.85

* Investments, at cost	$29,534,634

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations

Delaware Sustainable Equity Income Fund	Six months ended March 31, 2024 (Unaudited)
Investment Income:
Dividends	$653,328
Foreign tax withheld	(593)
652,735

Expenses:
Management fees	84,513
Distribution expenses — Class A	9,532
Distribution expenses — Class R	75
Registration fees	96,767
Dividend disbursing and transfer agent fees and expenses	32,255
Legal fees	22,414
Accounting and administration expenses	21,932
Custodian fees	17,365
Audit and tax fees	15,185
Reports and statements to shareholders expenses	14,329
Trustees’ fees and expenses	2,122
Other	7,823
324,312
Less expenses waived	(194,785)
Less expenses paid indirectly	(164)
Total operating expenses	129,363
Net Investment Income (Loss)	523,372

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	3,034,471
Net change in unrealized appreciation (depreciation) on investments	4,788,973
Net Realized and Unrealized Gain (Loss)	7,823,444
Net Increase (Decrease) in Net Assets Resulting from Operations	$8,346,816

See accompanying notes, which are an integral part of the financial statements.

12

Statements of changes in net assets

Delaware Sustainable Equity Income Fund

	Six months ended 3/31/24 (Unaudited)	Year ended 9/30/23
Increase in Net Assets from Operations:
Net investment income (loss)	$523,372	$2,150,466
Net realized gain (loss)	3,034,471	7,071,580
Net change in unrealized appreciation (depreciation)	4,788,973	7,725,737
Net increase (decrease) in net assets resulting from operations	8,346,816	16,947,783

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(883,899)	(6,599,662)
Class I	(4,696,786)	(65,011,401)
Class R	(2,661)	(29,256)
Class R6	(4,823)	(134,611)
	(5,588,169)	(71,774,930)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	331,079	5,093,461
Class I	581,171	11,767,087
Class R	18,035	103,251
Class R6	1,472	435,292

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	879,412	6,599,114
Class I	4,695,572	63,255,481
Class R	2,661	29,256
Class R6	4,823	134,611
	6,514,225	87,417,553
13

Statements of changes in net assets

Delaware Sustainable Equity Income Fund

	Six months ended 3/31/24 (Unaudited)	Year ended 9/30/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,627,645)	$(6,853,922)
Class I	(23,566,693)	(100,807,021)
Class R	(58)	(137,338)
Class R6	(144,223)	(382,697)
	(28,338,619)	(108,180,978)
Decrease in net assets derived from capital share transactions	(21,824,394)	(20,763,425)
Net Decrease in Net Assets	(19,065,747)	(75,590,572)
Net Assets:
Beginning of period	56,763,117	132,353,689
End of period	$37,697,370	$56,763,117

See accompanying notes, which are an integral part of the financial statements.

14

Financial highlights

Delaware Sustainable Equity Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

15

Six months ended 3/31/24[1]	Year ended
(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
$5.32	$12.64	$14.84	$12.63	$12.66	$11.96

0.05	0.14	0.25	0.25	0.24	0.21
0.93	1.52	(1.17)	2.80	0.11	0.83
0.98	1.66	(0.92)	3.05	0.35	1.04

(0.10)	(0.17)	(0.37)	(0.26)	(0.23)	(0.22)
(0.56)	(8.81)	(0.91)	(0.58)	(0.15)	(0.12)
(0.66)	(8.98)	(1.28)	(0.84)	(0.38)	(0.34)

$5.64	$5.32	$12.64	$14.84	$12.63	$12.66

19.51%	12.56%	(7.48%)	24.85%	2.88%	9.04%

$5,406	$8,416	$9,035	$4 [4]	$4 [4]	$3 [4]
0.74%	0.74%	0.74%	0.74%	0.74%	0.75%
1.55%	0.97%	0.93%	0.88%	0.84%	0.89%
1.97%	2.24%	1.73%	1.75%	2.01%	1.79%
1.16%	2.01%	1.54%	1.61%	1.91%	1.65%
21%	160%	94%[6]	29%	40%	28%
16

Financial highlights

Delaware Sustainable Equity Income Fund Class I

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

17

Six months ended 3/31/24[1]	Year ended
(Unaudited)	9/30/23	9/30/22		9/30/21	9/30/20	9/30/19
$5.34	$12.66	$14.83		$12.63	$12.67	$11.96

0.06	0.17	0.27		0.29	0.27	0.24
0.94	1.50	(1.15)		2.78	0.10	0.84
1.00	1.67	(0.88)		3.07	0.37	1.08

(0.11)	(0.18)	(0.38)		(0.29)	(0.26)	(0.25)
(0.56)	(8.81)	(0.91)		(0.58)	(0.15)	(0.12)
(0.67)	(8.99)	(1.29)		(0.87)	(0.41)	(0.37)

$5.67	$5.34	$12.66		$14.83	$12.63	$12.67

19.80%	12.73%	(7.18%)		25.05%	3.07%	9.39%

$32,200	$48,144	$123,164		$334 [4]	$297 [4]	$301 [4]
0.50%	0.50%	0.50%		0.50%	0.50%	0.50%
1.30%	0.70%	0.68%		0.64%	0.64%	0.69%
2.21%	2.49%	1.85%		2.00%	2.21%	2.04%
1.41%	2.29%	1.67%		1.86%	2.07%	1.85%
21%	160%	94	%6	29%	40%	28%
18

Financial highlights

Delaware Sustainable Equity Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[7]
Ratio of expenses to average net assets prior to fees waived[7]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Rounds to less than $500 thousands.
[7]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[8]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

19

Six months ended 3/31/24[1]	Year ended
(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
$5.35	$12.64	$14.85	$12.62	$12.65	$11.95

0.05	0.12	0.17	0.17	0.19	0.15
0.92	1.51	(1.15)	2.79	0.10	0.83
0.97	1.63	(0.98)	2.96	0.29	0.98

(0.09)	(0.11)	(0.32)	(0.15)	(0.17)	(0.16)
(0.56)	(8.81)	(0.91)	(0.58)	(0.15)	(0.12)
(0.65)	(8.92)	(1.23)	(0.73)	(0.32)	(0.28)

$5.67	$5.35	$12.64	$14.85	$12.62	$12.65

19.26%[4]	12.08%[4]	(7.87%)[4]	24.14%	2.37%	8.50%[4]

$43	$20	$46	$— [5,6]	$1 [5]	$1 [5]
1.11%	1.22%	1.22%	1.24%	1.19%	1.26%
1.86%	1.27%	1.28%	1.24%	1.19%	1.28%
1.60%	1.82%	1.18%	1.22%	1.53%	1.28%
0.85%	1.77%	1.12%	1.22%	1.53%	1.26%
21%	160%	94%[8]	29%	40%	28%
20

Financial highlights

Delaware Sustainable Equity Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[6]
Ratio of expenses to average net assets prior to fees waived[6]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Total return during the period presented reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[7]	The Fund’s portfolio turnover rate increased substantially during the year ended September 30, 2022 due to the repositioning of the Fund.

See accompanying notes, which are an integral part of the financial statements.

21

Six months ended 3/31/24[1]	Year ended
(Unaudited)	9/30/23	9/30/22	9/30/21	9/30/20	9/30/19
$5.49	$12.79	$14.84	$12.63	$12.67	$11.96

0.07	0.16	0.28	0.29	0.27	0.24
0.95	1.54	(1.17)	2.79	0.10	0.84
1.02	1.70	(0.89)	3.08	0.37	1.08

(0.10)	(0.19)	(0.25)	(0.29)	(0.26)	(0.25)
(0.56)	(8.81)	(0.91)	(0.58)	(0.15)	(0.12)
(0.66)	(9.00)	(1.16)	(0.87)	(0.41)	(0.37)

$5.85	$5.49	$12.79	$14.84	$12.63	$12.67

19.72%[4]	12.90%[4]	(7.21%)[4]	25.16%	3.07%	9.40%[4]

$48	$183	$109	$70 [5]	$80 [5]	$86 [5]
0.46%	0.48%	0.48%	0.48%	0.50%	0.50%
1.15%	0.70%	0.52%	0.48%	0.50%	0.53%
2.25%	2.55%	1.86%	2.02%	2.24%	2.03%
1.56%	2.33%	1.82%	2.02%	2.24%	2.00%
21%	160%	94%[7]	29%	40%	28%
22

Notes to financial statements

Delaware Sustainable Equity Income Fund	March 31, 2024 (Unaudited)

Ivy Funds (Trust) is organized as a Delaware statutory trust and offers 30 funds. These financial statements and the related notes pertain to Delaware Sustainable Equity Income Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class I, Class R and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class I, Class R and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to

23

be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended March 31, 2024, and for all open tax years (years ended September 30, 2020–September 30, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended March 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, which are estimated, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

24

Notes to financial statements

Delaware Sustainable Equity Income Fund

1. Significant Accounting Policies (continued)

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.35% of net assets up to $1 billion, 0.33% of net assets over $1 billion and up to $2 billion, 0.31% of net assets over $2 billion and up to $5 billion, and 0.30% of net assets over $5 billion.

Effective January 29, 2024, DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.49% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.38% of the Fund’s Class R6 shares’ average daily net assets through January 28, 2025. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from October 1, 2023 (except as noted) through January 28, 2025, unless terminated by agreement of DMC and the Fund, is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class I	Class R	Class R6
0.74%	0.49%*	0.99%*	0.38%*
*	Effective January 29, 2024. Prior to January 29, 2024 were as follows for Class A, Class I, Class R, and Class R6 shares, respectively: 0.74%, 0.50%, 1.22% , and 0.48%.

DMC may seek investment advice and recommendations from its affiliate, Macquarie Investment Management Global Limited (MIMGL). DMC may also permit MIMGL to execute Fund security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge. For these services, DMC, not the Fund, pays MIMGL a portion of its investment management fee.

25

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended March 31, 2024, the Fund paid $3,010 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended March 31, 2024, the Fund paid $1,597 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% and 0.50% of the average daily net assets of the Class A and Class R shares, respectively. The fees are calculated daily and paid monthly. Class I and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended March 31, 2024, the Fund paid $2,367 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended March 31, 2024, DDLP earned $922 for commissions on sales of the Fund’s Class A shares. For the six months ended March 31, 2024, DDLP received gross CDSC commissions of $350 on redemptions of the Fund’s Class A shares and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

26

Notes to financial statements

Delaware Sustainable Equity Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended March 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$9,908,237
Sales	36,993,182

At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At March 31, 2024, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$29,534,634
Aggregate unrealized appreciation of investments	$8,580,191
Aggregate unrealized depreciation of investments	(616,325)
Net unrealized appreciation of investments	$7,963,866

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

27

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2024:

Level 1
Securities
Assets:
Common Stocks	$37,387,446
Short-Term Investments	111,054
Total Value of Securities	$37,498,500

During the six months ended March 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. As of March 31, 2024, there were no Level 3 investments.

28

Notes to financial statements

Delaware Sustainable Equity Income Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 3/31/24	Year ended 9/30/23
Shares sold:
Class A	62,617	702,678
Class I	108,244	1,204,061
Class R	3,440	7,119
Class R6	266	65,608

Shares issued upon reinvestment of dividends and distributions:
Class A	168,980	1,211,368
Class I	896,481	11,569,846
Class R	505	5,361
Class R6	891	24,013
	1,241,424	14,790,054

Shares redeemed:
Class A	(855,726)	(1,046,303)
Class I	(4,336,450)	(13,497,146)
Class R	(11)	(12,406)
Class R6	(26,351)	(64,781)
	(5,218,538)	(14,620,636)
Net increase (decrease)	(3,977,114)	169,418

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included in shares sold and shares redeemed in the tables above and on the “Statements of changes in net assets.” The Fund did not have exchange transactions for the six months ended March 31, 2024. For the year ended September 30, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions	Exchange Subscriptions
	Class A Shares	Class I Shares	Value
Year ended
9/30/23	5,949	5,918	$33,972

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of

29

0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of March 31, 2024, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds, only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program is in existence but is not currently in use. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended March 31, 2024.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the

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Notes to financial statements

Delaware Sustainable Equity Income Fund

7. Securities Lending (continued)

applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At March 31, 2024, the Fund had no securities out on loan.

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8. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of March 31, 2024, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

On January 16, 2024, the Board unanimously voted to approve a proposal to liquidate and dissolve the Fund. The liquidation and dissolution occurred on April 19, 2024.

Management has determined that no other material events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

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Other Fund information (Unaudited)

Delaware Sustainable Equity Income Fund

Form N-PORT and proxy voting information

The Delaware Funds file complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Form N-PORT, as well as a description of the policies and procedures that a Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that a Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how a Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

33

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY FUNDS

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 3, 2024
/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 3, 2024